                                                                     May 1, 2015



         ENHANCED PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes group Enhanced Preference Plus Account Contracts for deferred variable annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus immediate variable income annuities ("Enhanced Income Annuities"). We no longer offer the Deferred Annuities and Income Annuities. However Contract owners and participants may continue to make additional purchase payments and new participants may enroll under any issued group Contract. This Prospectus also describes Financial Freedom Deferred Annuities ("Financial Freedom Deferred Annuities") and Financial Freedom Account Income Annuities ("Financial Freedom Income Annuities").

You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Enhanced Deferred Annuity or Enhanced Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and Investment Divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund"), Portfolios of the Calvert Variable Series, Inc. ("Calvert Fund"), Portfolios of the Fidelity Variable Insurance Products Funds ("Fidelity(R) VIP Funds") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


AMERICAN FUNDS(R)

     American Funds Bond Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund

CALVERT FUND

     Calvert VP SRI Balanced Portfolio
     Calvert VP SRI Mid Cap Growth Portfolio

FIDELITY(R) VIP FUNDS

     Equity-Income Portfolio
     Growth Portfolio
     Investment Grade Bond Portfolio

MET INVESTORS FUND
     American Funds(R) Balanced Allocation Portfolio
     American Funds(R) Growth Allocation Portfolio
     American Funds(R) Moderate Allocation Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Harris Oakmark International Portfolio
     Invesco Mid Cap Value Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     MetLife Asset Allocation 100 Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio

     T. Rowe Price Mid Cap Growth Portfolio
     WMC Large Cap Research Portfolio
METROPOLITAN FUND
     Baillie Gifford International Stock Portfolio
     Barclays Aggregate Bond Index Portfolio
     BlackRock Bond Income Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Large Cap Value Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     Met/Artisan Mid Cap Value Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     MSCI EAFE(R) Index Portfolio
     Neuberger Berman Genesis Portfolio
     Russell 2000(R) Index Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Management U.S. Government Portfolio
     WMC Balanced Portfolio

     WMC Core Equity Opportunities Portfolio

ENHANCED DEFERRED ANNUITIES AVAILABLE:

   o    TSA
   o    403(a)
   o    PEDC
   o    Traditional IRA
   o    Non-Qualified
   o    Non-Qualified (for certain deferred arrangements or plans)

ENHANCED INCOME ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    PEDC
   o    Traditional IRA
   o    Non-Qualified
   o    Non-Qualified (for certain deferred arrangements or plans)

A WORD ABOUT INVESTMENT RISK:
An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:
   o    a bank deposit or obligation;
   o    federally insured or guaranteed; or
   o    endorsed by any bank or other financial institution.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Enhanced Deferred Annuities, Enhanced Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2015. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 92 of this Prospectus. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
Phone: 800-638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.



                          PROSPECTUS DATED MAY 1, 2015

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                                                                     May 1, 2015



              FINANCIAL FREEDOM ACCOUNT VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes group Financial Freedom Account Contracts for deferred variable annuities ("Financial Freedom Deferred Annuities") and Financial Freedom immediate variable income annuities ("Financial Freedom Income Annuities"). This Prospectus also describes Enhanced Preference Plus Account Deferred Annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus immediate variable income annuities ("Enhanced Income Annuities").

You decide how to allocate your money among the various available investment choices for the Financial Freedom Deferred Annuity and Financial Freedom Income Annuity. The investment choices available to You are listed in the Contract for your Financial Freedom Deferred Annuity or Financial Freedom Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and Investment Divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund"), Portfolios of the Calvert Variable Series, Inc. ("Calvert Fund"), Portfolios of the Fidelity Variable Insurance Products Funds ("Fidelity(R) VIP Funds") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


AMERICAN FUNDS(R)

     American Funds Bond Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund

CALVERT FUND

     Calvert VP SRI Balanced Portfolio
     Calvert VP SRI Mid Cap Growth Portfolio

FIDELITY(R) VIP FUNDS

     Equity-Income Portfolio
     Growth Portfolio
     Investment Grade Bond Portfolio
     Money Market Portfolio

MET INVESTORS FUND
     American Funds(R) Balanced Allocation Portfolio
     American Funds(R) Growth Allocation Portfolio
     American Funds(R) Moderate Allocation Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Harris Oakmark International Portfolio
     Invesco Mid Cap Value Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     MetLife Asset Allocation 100 Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio
     T. Rowe Price Mid Cap Growth Portfolio
     WMC Large Cap Research Portfolio
METROPOLITAN FUND
     Baillie Gifford International Stock Portfolio
     Barclays Aggregate Bond Index Portfolio
     BlackRock Bond Income Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Large Cap Value Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     Met/Artisan Mid Cap Value Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     MSCI EAFE(R) Index Portfolio
     Neuberger Berman Genesis Portfolio
     Russell 2000(R) Index Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Management U.S. Government Portfolio
     WMC Balanced Portfolio

     WMC Core Equity Opportunities Portfolio

FINANCIAL FREEDOM DEFERRED ANNUITIES AVAILABLE:

   o    TSA
   o    403(a)
   o    Non-Qualified (for certain deferred arrangements or plans)

FINANCIAL FREEDOM INCOME ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    Non-Qualified (for certain deferred arrangements or plans)

A WORD ABOUT INVESTMENT RISK:
An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:
   o    a bank deposit or obligation;
   o    federally insured or guaranteed; or
   o    endorsed by any bank or other financial institution.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Financial Freedom Deferred Annuities, Financial Freedom Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2015. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 92 of this Prospectus. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
Phone: 800-638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.



                          PROSPECTUS DATED MAY 1, 2015

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                               TABLE OF CONTENTS






                                                      PAGE
                                                    -------
IMPORTANT TERMS YOU SHOULD KNOW.................... FFA-3
TABLE OF EXPENSES.................................. FFA-5
ACCUMULATION UNIT VALUES TABLE..................... FFA-14
METLIFE............................................ FFA-15
METROPOLITAN LIFE SEPARATE ACCOUNT E............... FFA-15
VARIABLE ANNUITIES................................. FFA-15
A Deferred Annuity................................. FFA-16
Non-Natural Persons as Owners or Beneficiaries..... FFA-16
An Income Annuity.................................. FFA-16
YOUR INVESTMENT CHOICES............................ FFA-17
Additional Information About the Portfolios........ FFA-22
Certain Payments We Receive with Regard to the
  Portfolios....................................... FFA-23
Portfolio Selection................................ FFA-23
DEFERRED ANNUITIES................................. FFA-24
The Deferred Annuity and Your Retirement Plan...... FFA-24
403(b) Plan Terminations........................... FFA-24
Other Plan Terminations............................ FFA-25
Automated Investment Strategies.................... FFA-25
Purchase Payments.................................. FFA-26
  Purchase Payments -- Section 403(b) Plans........ FFA-27
  Allocation of Purchase Payments.................. FFA-27
  Limits on Purchase Payments...................... FFA-27
The Value of Your Investment....................... FFA-27
Transfers.......................................... FFA-28
Restrictions on Transfers.......................... FFA-29
Access To Your Money............................... FFA-31
  Account Reduction Loans.......................... FFA-31
  Systematic Withdrawal Program.................... FFA-31
  Minimum Distribution............................. FFA-32
Annual Contract Fee................................ FFA-33
  Account Reduction Loan Fees...................... FFA-33
Charges............................................ FFA-33
  Insurance-Related or Separate Account Charge..... FFA-33
  Investment-Related Charge........................ FFA-33
Premium and Other Taxes............................ FFA-33
Early Withdrawal Charges........................... FFA-34
  When No Early Withdrawal Charge Applies.......... FFA-35
  When A Different Early Withdrawal Charge
    May Apply...................................... FFA-37
Free Look.......................................... FFA-37
Death Benefit...................................... FFA-38
Pay-Out Options (or Income Options)................ FFA-39
INCOME ANNUITIES................................... FFA-40
Income Payment Types............................... FFA-40
Minimum Size of Your Income Payment................ FFA-42
Allocation......................................... FFA-42
The Value of Your Income Payments.................. FFA-42
Reallocations...................................... FFA-43
Restrictions on Transfers.......................... FFA-44
Contract Fee....................................... FFA-46


                                                      PAGE
                                                    -------
Charges............................................ FFA-46
  Insurance-Related or Separate Account Charge..... FFA-46
  Investment-Related Charge........................ FFA-47
Premium and Other Taxes............................ FFA-47
Free Look.......................................... FFA-47
GENERAL INFORMATION................................ FFA-47
Administration..................................... FFA-47
  Purchase Payments................................ FFA-48
  Confirming Transactions.......................... FFA-48
  Processing Transactions.......................... FFA-48
  By Telephone or Internet......................... FFA-49
  After Your Death................................. FFA-49
  Abandoned Property Requirements.................. FFA-50
  Misstatement..................................... FFA-50
  Cybersecurity.................................... FFA-50
  Third Party Requests............................. FFA-50
  Valuation -- Suspension of Payments.............. FFA-51
Advertising Performance............................ FFA-51
Changes to Your Deferred Annuity or Income
  Annuity.......................................... FFA-52
Voting Rights...................................... FFA-53
Who Sells the Deferred Annuities and Income
  Annuities........................................ FFA-53
Financial Statements............................... FFA-55
Your Spouse's Rights............................... FFA-55
When We Can Cancel Your Deferred Annuity or
  Income Annuity................................... FFA-55
Special Charges That Apply If Your Retirement
  Plan Terminates Its Deferred Annuity or Takes
  Other Action..................................... FFA-56
INCOME TAXES....................................... FFA-56
Introduction....................................... FFA-56
Non-Qualified Annuity Contracts.................... FFA-56
Accumulation....................................... FFA-57
Death Benefits..................................... FFA-58
Taxation of Payments in Annuity Form............... FFA-58
Qualified Annuity Contracts........................ FFA-59
Required Minimum Distributions..................... FFA-62
Additional Information regarding IRAs.............. FFA-63
LEGAL PROCEEDINGS.................................. FFA-65
APPENDIX A: PREMIUM TAX TABLE...................... FFA-67
APPENDIX B: ACCUMULATION UNIT VALUES FOR EACH
  INVESTMENT DIVISION.............................. FFA-68
APPENDIX C: PORTFOLIO LEGAL AND MARKETING
  NAMES............................................ FFA-90
APPENDIX D: TEXAS OPTIONAL RETIREMENT
  PROGRAM.......................................... FFA-91
APPENDIX E: TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION........................ FFA-92



The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.




                                     FFA-2
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                        IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE -- When You purchase a Deferred Annuity, an account is set up for You. Your Account Balance is the total amount of money credited to You under your Deferred Annuity including money in the Investment Divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.

ACCUMULATION UNIT VALUE -- With a Deferred Annuity, money paid-in or transferred into an Investment Division of the Separate Account is credited to You in the form of accumulation units. Accumulation units are established for each Investment Division. We determine the value of these accumulation units as of the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ANNUITY UNIT VALUE -- With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an Investment Division of the Separate Account is held in the form of annuity units. Annuity units are established for each Investment Division. We determine the value of these annuity units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR) -- Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Investment Division to determine all subsequent payments to You.

CONTRACT -- A Contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR -- Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months after the Deferred Annuity is issued.

DEFERRED ANNUITY -- This term is used throughout this Prospectus when we are referring to both Enhanced Deferred Annuities and Financial Freedom Deferred Annuities.

EARLY WITHDRAWAL CHARGE -- The Early Withdrawal Charge is an amount we deduct from your Account Balance if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE -- In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


FREE LOOK -- You may cancel your Contract within a certain time period. This is known as a "free look." Not all Contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Balance as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Investment Divisions during the Free Look period).

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt



                                     FFA-3
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by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative before submitting the form or request.


INCOME ANNUITY -- This term is used throughout this Prospectus when we are referring to both Enhanced Income Annuities and Financial Freedom Income Annuities.

INVESTMENT DIVISION -- Investment Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to an Investment Division, the Investment Division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund, Calvert Fund, Fidelity(R) VIP Funds or American Funds(R).

METLIFE -- MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE -- The MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

SEPARATE ACCOUNT -- A Separate Account is an investment account. All assets contributed to Investment Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY -- An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Investment Divisions in a Variable Annuity.

YOU -- In this Prospectus, depending on the context, "You" may mean either the purchaser of the Deferred Annuity or Income Annuity , the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(f) deferred compensation plans,
Section 457(e)(11) severance and death benefit plans and Section 415(m) qualified governmental excess benefit arrangements, "You" means the trustee or employer. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such distribution, "You" means the participant who has received such Contract or cash distribution.


                                     FFA-4
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                               TABLE OF EXPENSES
--------------------------------------------------------------------------------
        ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES


The following tables describe the fees and expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges You will pay at the time You purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the Investment Divisions of your Deferred Annuity or Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions, see Appendix A) and other taxes which may apply.


CONTRACT OWNER TRANSACTION EXPENSES


SALES LOAD IMPOSED ON PURCHASE PAYMENTS.............................................. None
EARLY WITHDRAWAL CHARGE.............................................................. Up to 7%
(as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)
EXCHANGE FEE FOR DEFERRED ANNUITIES.................................................. None
SURRENDER FEE FOR DEFERRED ANNUITIES................................................. None
ACCOUNT REDUCTION LOAN INITIATION FEE................................................ $75(2)
ANNUAL ACCOUNT REDUCTION LOAN MAINTENANCE FEE (PER LOAN OUTSTANDING)................. $50(2)
TRANSFER FEE......................................................................... None

The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.


ANNUAL CONTRACT FEE FOR DEFERRED ANNUITIES(3)............................ None
SEPARATE ACCOUNT CHARGE(4)
(as a percentage of your average Account Balance in the Separate Account)
General Administrative Expenses Charge................................... .20%
Mortality and Expense Risk Charge........................................ .75%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGE(4)
Current and Maximum Guaranteed Charge:................................... .95%

We are waiving 0.08% of the Separate Account Charge for the Investment Division investing in the WMC Large Cap Research Portfolio (formerly BlackRock Large Cape Core Portfolio). We are waiving the amount, if any, of the Separate Account charge equal to the underlying portfolio expenses that are in excess of 0.88% for the Investment Division investing in the MFS(R) Research International Portfolio - Class A of the Met Investors Fund. We are waiving an amount equal to the Portfolio expenses that are in excess 0.62% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Fund.


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E Portfolios, Loomis Sayles Global Markets and Met/Franklin Low Duration Total Return, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund and the American



                                     FFA-5
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Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800 638-7732. Please read the prospectuses carefully before making your allocations to the Investment Divisions.
------------
1 An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
          Thereafter                 0%

      There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 20% (10% for certain Enhanced Deferred Annuities) of your Account Balance or your purchase payments made over 7 years ago free of Early Withdrawal Charges. There are no Early Withdrawal Charges applied to the Enhanced Non-Qualified Deferred Annuities for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and
      Section 457(e)(11) severance and death benefit plans.
2 Either or both fees may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Investment Divisions and the Fixed Interest Account in which You then have a balance.
3  A $20 Annual Contract Fee is imposed on money in the Fixed Interest Account.
      This fee may be waived under certain circumstances.
4 Pursuant to the terms of the Contract, our total Separate Account charge will not exceed .95% of your average balance in the Investment Divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge for Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Investment Divisions to generate your income payments for Income Annuities.


MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.27%       1.16%


PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS(R) -- CLASS 2
 American Funds Bond Fund.......................    0.37%     0.25%          0.02%
 American Funds Global Small
  Capitalization Fund...........................    0.70%     0.25%          0.04%
 American Funds Growth Fund.....................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%          0.02%
CALVERT FUND
 Calvert VP SRI Balanced Portfolio --
  Class I.......................................    0.69%       --           0.17%
 Calvert VP SRI Mid Cap Growth Portfolio........    0.90%       --           0.26%
FIDELITY(R) VIP FUNDS -- INITIAL CLASS
 Equity-Income Portfolio........................    0.45%       --           0.09%
 Growth Portfolio...............................    0.55%       --           0.10%
 Investment Grade Bond Portfolio................    0.31%       --           0.11%
MET INVESTORS FUND
 American Funds(R) Balanced Allocation
  Portfolio -- Class C..........................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                         AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS(R) -- CLASS 2
 American Funds Bond Fund.......................   --             0.64%           --          0.64%
 American Funds Global Small
  Capitalization Fund...........................   --             0.99%           --          0.99%
 American Funds Growth Fund.....................   --             0.60%           --          0.60%
 American Funds Growth-Income Fund..............   --             0.54%           --          0.54%
CALVERT FUND
 Calvert VP SRI Balanced Portfolio --
  Class I.......................................   --             0.86%           --          0.86%
 Calvert VP SRI Mid Cap Growth Portfolio........   --             1.16%           --          1.16%
FIDELITY(R) VIP FUNDS -- INITIAL CLASS
 Equity-Income Portfolio........................ 0.06%            0.60%           --          0.60%
 Growth Portfolio...............................   --             0.65%           --          0.65%
 Investment Grade Bond Portfolio................   --             0.42%           --          0.42%
MET INVESTORS FUND
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.......................... 0.42%            1.03%           --          1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C.......................... 0.43%            1.05%           --          1.05%


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                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 Clarion Global Real Estate Portfolio --
  Class E.......................................    0.59%     0.15%          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --           0.02%
 Harris Oakmark International Portfolio --
  Class E.......................................    0.77%     0.15%          0.06%
 Invesco Mid Cap Value Portfolio --
  Class A.......................................    0.64%       --           0.05%
 Invesco Small Cap Growth Portfolio --
  Class E.......................................    0.84%     0.15%          0.03%
 Loomis Sayles Global Markets Portfolio --
  Class B.......................................    0.70%     0.25%          0.08%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................    0.51%       --           0.04%
 Met/Franklin Low Duration Total Return
  Portfolio -- Class B..........................    0.49%     0.25%          0.04%
 MetLife Asset Allocation 100 Portfolio --
  Class A.......................................    0.07%       --           0.01%
 MFS(R) Research International Portfolio --
  Class A.......................................    0.69%       --           0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................    0.64%       --           0.05%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................    0.66%       --           0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E..........................    0.47%     0.15%          0.09%
 PIMCO Total Return Portfolio -- Class A........    0.48%       --           0.03%
 SSGA Growth and Income ETF Portfolio --
  Class E.......................................    0.30%     0.15%          0.01%
 SSGA Growth ETF Portfolio -- Class E...........    0.31%     0.15%          0.03%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A.......................................    0.75%       --           0.03%
 WMC Large Cap Research Portfolio --
  Class A.......................................    0.57%       --           0.03%
METROPOLITAN FUND
 Baillie Gifford International Stock
  Portfolio -- Class A..........................    0.79%       --           0.08%
 Barclays Aggregate Bond Index Portfolio --
  Class A.......................................    0.25%       --           0.03%
 BlackRock Bond Income Portfolio --
  Class A.......................................    0.32%       --           0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class E..........................    0.69%     0.15%          0.02%
 BlackRock Large Cap Value Portfolio --
  Class E.......................................    0.63%     0.15%          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class A.......................................    0.71%       --           0.05%
 Jennison Growth Portfolio -- Class A...........    0.59%       --           0.03%
 Loomis Sayles Small Cap Core Portfolio --
  Class A.......................................    0.90%       --           0.06%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A..........................    0.90%       --           0.05%
 Met/Artisan Mid Cap Value Portfolio --
  Class A.......................................    0.81%       --           0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class A.......................................    0.09%       --           0.03%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                         AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.......................... 0.40%            1.02%       --              1.02%
 Clarion Global Real Estate Portfolio --
  Class E.......................................   --             0.79%       --              0.79%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.01%             0.56%
 Harris Oakmark International Portfolio --
  Class E.......................................   --             0.98%     0.02%             0.96%
 Invesco Mid Cap Value Portfolio --
  Class A....................................... 0.04%            0.73%     0.02%             0.71%
 Invesco Small Cap Growth Portfolio --
  Class E.......................................   --             1.02%     0.01%             1.01%
 Loomis Sayles Global Markets Portfolio --
  Class B.......................................   --             1.03%       --              1.03%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................   --             0.55%     0.01%             0.54%
 Met/Franklin Low Duration Total Return
  Portfolio -- Class B..........................   --             0.78%     0.02%             0.76%
 MetLife Asset Allocation 100 Portfolio --
  Class A....................................... 0.68%            0.76%       --              0.76%
 MFS(R) Research International Portfolio --
  Class A.......................................   --             0.76%     0.06%             0.70%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................   --             0.69%     0.01%             0.68%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................   --             0.74%     0.06%             0.68%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E..........................   --             0.71%     0.01%             0.70%
 PIMCO Total Return Portfolio -- Class A........   --             0.51%     0.04%             0.47%
 SSGA Growth and Income ETF Portfolio --
  Class E....................................... 0.22%            0.68%       --              0.68%
 SSGA Growth ETF Portfolio -- Class E........... 0.24%            0.73%       --              0.73%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A.......................................   --             0.78%       --              0.78%
 WMC Large Cap Research Portfolio --
  Class A.......................................   --             0.60%     0.05%             0.55%
METROPOLITAN FUND
 Baillie Gifford International Stock
  Portfolio -- Class A..........................   --             0.87%     0.12%             0.75%
 Barclays Aggregate Bond Index Portfolio --
  Class A.......................................   --             0.28%     0.00%             0.28%
 BlackRock Bond Income Portfolio --
  Class A.......................................   --             0.35%     0.00%             0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class E..........................   --             0.86%     0.06%             0.80%
 BlackRock Large Cap Value Portfolio --
  Class E.......................................   --             0.80%     0.03%             0.77%
 Frontier Mid Cap Growth Portfolio --
  Class A.......................................   --             0.76%     0.01%             0.75%
 Jennison Growth Portfolio -- Class A...........   --             0.62%     0.08%             0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A....................................... 0.07%            1.03%     0.08%             0.95%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A..........................   --             0.95%     0.09%             0.86%
 Met/Artisan Mid Cap Value Portfolio --
  Class A.......................................   --             0.84%       --              0.84%
 MetLife Asset Allocation 20 Portfolio --
  Class A....................................... 0.52%            0.64%     0.02%             0.62%


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                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                                FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 MetLife Asset Allocation 40 Portfolio --
  Class A..........................................    0.06%          --          --
 MetLife Asset Allocation 60 Portfolio --
  Class A..........................................    0.05%          --          --
 MetLife Asset Allocation 80 Portfolio --
  Class A..........................................    0.05%          --        0.01%
 MetLife Mid Cap Stock Index Portfolio --
  Class A..........................................    0.25%          --        0.05%
 MetLife Stock Index Portfolio -- Class A..........    0.25%          --        0.02%
 MFS(R) Total Return Portfolio -- Class A..........    0.55%          --        0.05%
 MFS(R) Value Portfolio -- Class A.................    0.70%          --        0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%          --        0.10%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.80%          --        0.03%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%          --        0.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A.............................    0.60%          --        0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.............................    0.47%          --        0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............    0.59%          --        0.06%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%          --        0.02%
 WMC Balanced Portfolio -- Class A.................    0.46%          --        0.07%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................    0.70%          --        0.03%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 MetLife Asset Allocation 40 Portfolio --
  Class A.......................................... 0.56%            0.62%       --              0.62%
 MetLife Asset Allocation 60 Portfolio --
  Class A.......................................... 0.60%            0.65%       --              0.65%
 MetLife Asset Allocation 80 Portfolio --
  Class A.......................................... 0.65%            0.71%       --              0.71%
 MetLife Mid Cap Stock Index Portfolio --
  Class A.......................................... 0.01%            0.31%     0.00%             0.31%
 MetLife Stock Index Portfolio -- Class A..........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class A..........   --             0.60%       --              0.60%
 MFS(R) Value Portfolio -- Class A.................   --             0.72%     0.14%             0.58%
 MSCI EAFE(R) Index Portfolio -- Class A........... 0.01%            0.41%     0.00%             0.41%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................   --             0.83%     0.00%             0.83%
 Russell 2000(R) Index Portfolio -- Class A........ 0.05%            0.37%     0.01%             0.36%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A.............................   --             0.63%     0.02%             0.61%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.............................   --             0.51%       --              0.51%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............   --             0.65%     0.04%             0.61%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............   --             0.49%     0.01%             0.48%
 WMC Balanced Portfolio -- Class A.................   --             0.53%     0.00%             0.53%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................   --             0.73%     0.11%             0.62%



The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



EXAMPLES

The examples are intended to help You compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs You bear while You hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios' fees and expenses (described in the third table).


EXAMPLE 1.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

                                     FFA-8
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   o your Deferred Annuity permits You to withdraw 10% of your Account Balance free from Early Withdrawal Charges each Contract Year;

   o You bear the minimum or maximum fees and expenses of any of the Portfolios;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.



                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $859      $1,142      $1,429      $2,407
Minimum........     $776      $  883      $  983      $1,450


EXAMPLE 2.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o your Deferred Annuity permits You to withdraw 20% of your Account Balance free from Early Withdrawal Charges each Contract Year;

   o You bear the minimum or maximum fees and expenses of any of the Portfolios;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.



                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $787      $1,087      $1,395      $2,407
Minimum........     $703      $  827      $  947      $1,450


EXAMPLE 3.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o You bear the minimum or maximum fees and expenses of any of the Portfolios;

   o   the underlying Portfolio earns a 5% annual return; and

   o You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years) or do not surrender your Deferred Annuity. (No Early Withdrawal Charges are deducted.)



                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $211        $652      $1,118      $2,407
Minimum........     $122        $380      $  658      $1,450



                                     FFA-9
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           FINANCIAL FREEDOM DEFERRED ANNUITIES AND INCOME ANNUITIES

The following tables describe the fees and expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges You will pay at the time You purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the Investment Divisions of your Deferred Annuity or Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are only applicable in certain jurisdiction, see Appendix A) and other taxes which may apply.


CONTRACT OWNER TRANSACTION EXPENSES


SALES LOAD IMPOSED ON PURCHASE PAYMENTS.................................................. None
SEPARATE ACCOUNT EARLY WITHDRAWAL CHARGE................................................. None
(as a percentage of each purchase payment funding the withdrawal during the pay-in phase)
EXCHANGE FEE FOR DEFERRED ANNUITIES...................................................... None
SURRENDER FEE FOR DEFERRED ANNUITIES..................................................... None
ACCOUNT REDUCTION LOAN INITIATION FEE.................................................... $75(1)
ANNUAL ACCOUNT REDUCTION LOAN MAINTENANCE FEE............................................ $50(1)
(per loan outstanding)
TRANSFER FEE............................................................................. None

The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.


ANNUAL CONTRACT FEE(2)................................................... None
SEPARATE ACCOUNT CHARGE(3)
(as a percentage of your average Account Balance in the Separate Account)
General Administrative Expenses Charge................................... .20%
Mortality and Expense Risk Charge........................................ .75%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGE
Current and Maximum Guaranteed Charge:................................... .95%

We are waiving 0.08% of the Separate Account Charge for the Investment Division investing in the WMC Large Cap Research (formerly BlackRock Large Cap Core Portfolio). We are waiving the amount, if any, of the Separate Account charge equal to the underlying portfolio expenses that are in excess of 0.88% for the Investment Division investing in the MFS(R) Research International Portfolio - Class A of the Met Investors Fund. We are waiving an amount equal to the Portfolio expenses that are in excess 0.62% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Fund.


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E Portfolios, Loomis Sayles Global Markets and Met/Franklin Low Duration Total Return, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses.

1 Either or both fees may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Investment Divisions and the Fixed Interest Account in which You then have a balance.
2  A $20 Annual Contract Fee is imposed on money in the Fixed Interest Account.
      This fee may be waived under certain circumstances.
3 Pursuant to the terms of the Contract, our total Separate Account charge will not exceed .95% of your average balance in the Investment Divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge for Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Investment Divisions to generate your income payments for Income Annuities.


                                     FFA-10
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MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.25%       1.16%


PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS(R) -- CLASS 2
 American Funds Bond Fund.......................    0.37%     0.25%          0.02%
 American Funds Global Small
  Capitalization Fund...........................    0.70%     0.25%          0.04%
 American Funds Growth Fund.....................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%          0.02%
CALVERT FUND
 Calvert VP SRI Balanced Portfolio --
  Class I.......................................    0.69%       --           0.17%
 Calvert VP SRI Mid Cap Growth Portfolio........    0.90%       --           0.26%
FIDELITY(R) VIP FUNDS -- INITIAL CLASS
 Equity-Income Portfolio........................    0.45%       --           0.09%
 Growth Portfolio...............................    0.55%       --           0.10%
 Investment Grade Bond Portfolio................    0.31%       --           0.11%
 Money Market Portfolio.........................    0.17%       --           0.08%
MET INVESTORS FUND
 American Funds(R) Balanced Allocation
  Portfolio -- Class C..........................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 Clarion Global Real Estate Portfolio --
  Class E.......................................    0.59%     0.15%          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --           0.02%
 Harris Oakmark International Portfolio --
  Class E.......................................    0.77%     0.15%          0.06%
 Invesco Mid Cap Value Portfolio --
  Class A.......................................    0.64%       --           0.05%
 Invesco Small Cap Growth Portfolio --
  Class E.......................................    0.84%     0.15%          0.03%
 Loomis Sayles Global Markets Portfolio --
  Class B.......................................    0.70%     0.25%          0.08%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................    0.51%       --           0.04%
 Met/Franklin Low Duration Total Return
  Portfolio -- Class B..........................    0.49%     0.25%          0.04%
 MetLife Asset Allocation 100 Portfolio --
  Class A.......................................    0.07%       --           0.01%
 MFS(R) Research International Portfolio --
  Class A.......................................    0.69%       --           0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................    0.64%       --           0.05%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................    0.66%       --           0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E..........................    0.47%     0.15%          0.09%
 PIMCO Total Return Portfolio -- Class A........    0.48%       --           0.03%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                         AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS(R) -- CLASS 2
 American Funds Bond Fund.......................   --             0.64%       --              0.64%
 American Funds Global Small
  Capitalization Fund...........................   --             0.99%       --              0.99%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
CALVERT FUND
 Calvert VP SRI Balanced Portfolio --
  Class I.......................................   --             0.86%       --              0.86%
 Calvert VP SRI Mid Cap Growth Portfolio........   --             1.16%       --              1.16%
FIDELITY(R) VIP FUNDS -- INITIAL CLASS
 Equity-Income Portfolio........................ 0.06%            0.60%       --              0.60%
 Growth Portfolio...............................   --             0.65%       --              0.65%
 Investment Grade Bond Portfolio................   --             0.42%       --              0.42%
 Money Market Portfolio.........................   --             0.25%       --              0.25%
MET INVESTORS FUND
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.......................... 0.42%            1.03%       --              1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C.......................... 0.43%            1.05%       --              1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.......................... 0.40%            1.02%       --              1.02%
 Clarion Global Real Estate Portfolio --
  Class E.......................................   --             0.79%       --              0.79%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.01%             0.56%
 Harris Oakmark International Portfolio --
  Class E.......................................   --             0.98%     0.02%             0.96%
 Invesco Mid Cap Value Portfolio --
  Class A....................................... 0.04%            0.73%     0.02%             0.71%
 Invesco Small Cap Growth Portfolio --
  Class E.......................................   --             1.02%     0.01%             1.01%
 Loomis Sayles Global Markets Portfolio --
  Class B.......................................   --             1.03%       --              1.03%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................   --             0.55%     0.01%             0.54%
 Met/Franklin Low Duration Total Return
  Portfolio -- Class B..........................   --             0.78%     0.02%             0.76%
 MetLife Asset Allocation 100 Portfolio --
  Class A....................................... 0.68%            0.76%       --              0.76%
 MFS(R) Research International Portfolio --
  Class A.......................................   --             0.76%     0.06%             0.70%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................   --             0.69%     0.01%             0.68%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................   --             0.74%     0.06%             0.68%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E..........................   --             0.71%     0.01%             0.70%
 PIMCO Total Return Portfolio -- Class A........   --             0.51%     0.04%             0.47%


                                     FFA-11
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                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                                FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 SSGA Growth and Income ETF Portfolio --
  Class E..........................................    0.30%     0.15%          0.01%
 SSGA Growth ETF Portfolio -- Class E..............    0.31%     0.15%          0.03%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A..........................................    0.75%       --           0.03%
 WMC Large Cap Research Portfolio --
  Class A..........................................    0.57%       --           0.03%
METROPOLITAN FUND
 Baillie Gifford International Stock
  Portfolio -- Class A.............................    0.79%       --           0.08%
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................    0.25%       --           0.03%
 BlackRock Bond Income Portfolio --
  Class A..........................................    0.32%       --           0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class E.............................    0.69%     0.15%          0.02%
 BlackRock Large Cap Value Portfolio --
  Class E..........................................    0.63%     0.15%          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class A..........................................    0.71%       --           0.05%
 Jennison Growth Portfolio -- Class A..............    0.59%       --           0.03%
 Loomis Sayles Small Cap Core Portfolio --
  Class A..........................................    0.90%       --           0.06%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A.............................    0.90%       --           0.05%
 Met/Artisan Mid Cap Value Portfolio --
  Class A..........................................    0.81%       --           0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class A..........................................    0.09%       --           0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class A..........................................    0.06%       --             --
 MetLife Asset Allocation 60 Portfolio --
  Class A..........................................    0.05%       --             --
 MetLife Asset Allocation 80 Portfolio --
  Class A..........................................    0.05%       --           0.01%
 MetLife Mid Cap Stock Index Portfolio --
  Class A..........................................    0.25%       --           0.05%
 MetLife Stock Index Portfolio -- Class A..........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class A..........    0.55%       --           0.05%
 MFS(R) Value Portfolio -- Class A.................    0.70%       --           0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%       --           0.10%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.80%       --           0.03%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%       --           0.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A.............................    0.60%       --           0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.............................    0.47%       --           0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............    0.59%       --           0.06%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A.................    0.46%       --           0.07%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................    0.70%       --           0.03%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 SSGA Growth and Income ETF Portfolio --
  Class E.......................................... 0.22%            0.68%       --              0.68%
 SSGA Growth ETF Portfolio -- Class E.............. 0.24%            0.73%       --              0.73%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A..........................................   --             0.78%       --              0.78%
 WMC Large Cap Research Portfolio --
  Class A..........................................   --             0.60%     0.05%             0.55%
METROPOLITAN FUND
 Baillie Gifford International Stock
  Portfolio -- Class A.............................   --             0.87%     0.12%             0.75%
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................   --             0.28%     0.00%             0.28%
 BlackRock Bond Income Portfolio --
  Class A..........................................   --             0.35%     0.00%             0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class E.............................   --             0.86%     0.06%             0.80%
 BlackRock Large Cap Value Portfolio --
  Class E..........................................   --             0.80%     0.03%             0.77%
 Frontier Mid Cap Growth Portfolio --
  Class A..........................................   --             0.76%     0.01%             0.75%
 Jennison Growth Portfolio -- Class A..............   --             0.62%     0.08%             0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A.......................................... 0.07%            1.03%     0.08%             0.95%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A.............................   --             0.95%     0.09%             0.86%
 Met/Artisan Mid Cap Value Portfolio --
  Class A..........................................   --             0.84%       --              0.84%
 MetLife Asset Allocation 20 Portfolio --
  Class A.......................................... 0.52%            0.64%     0.02%             0.62%
 MetLife Asset Allocation 40 Portfolio --
  Class A.......................................... 0.56%            0.62%       --              0.62%
 MetLife Asset Allocation 60 Portfolio --
  Class A.......................................... 0.60%            0.65%       --              0.65%
 MetLife Asset Allocation 80 Portfolio --
  Class A.......................................... 0.65%            0.71%       --              0.71%
 MetLife Mid Cap Stock Index Portfolio --
  Class A.......................................... 0.01%            0.31%     0.00%             0.31%
 MetLife Stock Index Portfolio -- Class A..........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class A..........   --             0.60%       --              0.60%
 MFS(R) Value Portfolio -- Class A.................   --             0.72%     0.14%             0.58%
 MSCI EAFE(R) Index Portfolio -- Class A........... 0.01%            0.41%     0.00%             0.41%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................   --             0.83%     0.00%             0.83%
 Russell 2000(R) Index Portfolio -- Class A........ 0.05%            0.37%     0.01%             0.36%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A.............................   --             0.63%     0.02%             0.61%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.............................   --             0.51%       --              0.51%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............   --             0.65%     0.04%             0.61%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............   --             0.49%     0.01%             0.48%
 WMC Balanced Portfolio -- Class A.................   --             0.53%     0.00%             0.53%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................   --             0.73%     0.11%             0.62%



The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an



                                     FFA-12
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arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.


Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



EXAMPLE

The example is intended to help You compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs You bear while You hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios' fees and expenses (described in the third table).


EXAMPLE

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o You bear the minimum or maximum fees and expenses of any of the Portfolios;

   o   the underlying Portfolio earns a 5% annual return; and

   o You surrender your Deferred Annuity or do not surrender your Deferred Annuity or You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years)(no Early Withdrawal Charges are deducted).



                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $211        $652      $1,118      $2,407
Minimum........     $120        $374      $  647      $1,428



                                     FFA-13
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                       ACCUMULATION UNIT VALUES FOR EACH
                              INVESTMENT DIVISION
--------------------------------------------------------------------------------
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES ACCUMULATION UNIT VALUES MAY BE FOUND IN APPENDIX B.


FINANCIAL FREEDOM DEFERRED ANNUITIES ACCUMULATION UNIT VALUES MAY BE FOUND IN APPENDIX B.

                                     FFA-14
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                                    METLIFE
--------------------------------------------------------------------------------

Metropolitan Life Insurance Company ("MLIC" or the "Company") is a leading provider of insurance, annuities, and employee benefits programs with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and many other services to corporations and other institutions. The Company was formed under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. is a leading global provider of insurance, annuities, employee benefits and asset management serving 100 million customers. Through its subsidiaries and affiliates, MetLife, Inc. holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.




                      METROPOLITAN LIFE SEPARATE ACCOUNT E
--------------------------------------------------------------------------------
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Enhanced Preference Plus Account and Financial Freedom Account Variable Annuity Contracts and some other Variable Annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.



                               VARIABLE ANNUITIES
--------------------------------------------------------------------------------
There are two types of variable annuities described in this Prospectus:
Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the Investment Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Investment Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Investment Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus. The Prospectus describes the material features of the Deferred Annuities and the Income Annuities.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Your registered representative can tell you the current and minimum interest rates that apply.



                                     FFA-15
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Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the Investment Company Act of 1940. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Balance allocated to the Fixed Account, interest credited to the Fixed Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.


The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.


A DEFERRED ANNUITY

You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All tax sheltered annuities ("TSA(s)"), public employee deferred compensation ("PEDC") arrangements, 403(a) and individual retirement plan(s) ("IRA(s)") receive tax deferral under the Internal Revenue Code ("Code"). There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.

NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a beneficiary under the Deferred Annuity will generally, eliminate the beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Deferred Annuity and the living (if any) and/or death benefits.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or You elect "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when You determine that the Deferred Annuity is better for You. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before You buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity's features, benefits and charges.

You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If You surrender your existing contract for cash and then buy the Deferred Annuity, You may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.

We no longer make the Enhanced Preference Plus Account Deferred Annuity available, however, current Contract owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.


AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife


                                     FFA-16
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will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.

The Enhanced Preference Plus Account Income Annuities are no longer available.



                            YOUR INVESTMENT CHOICES
--------------------------------------------------------------------------------

The Metropolitan Fund, Met Investors Fund, Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Investment Divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following Portfolios: BlackRock Large Cap Value, BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E, Loomis Sayles Global Markets and Met/Franklin Low Duration Total Return, which are Class B, and American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C.


The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See Appendix C Portfolio Legal and Marketing Names.) The Investment Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the Investment Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Investment Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk You assume will depend on the Investment Divisions You choose. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance and/or variable income payments based on amounts allocated to the Investment Divisions may go down as well as up.

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.



           PORTFOLIO                     INVESTMENT OBJECTIVE           INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------ --------------------------------------- ------------------------------------------
AMERICAN FUNDS(R)
American Funds Bond Fund       Seeks as high a level of current        Capital Research and Management
                               income as is consistent with the        Company
                               preservation of capital.
American Funds Global Small    Seeks long-term growth of capital.      Capital Research and Management
 Capitalization Fund                                                   Company
American Funds Growth Fund     Seeks growth of capital.                Capital Research and Management
                                                                       Company
American Funds Growth-Income   Seeks long-term growth of capital and   Capital Research and Management
 Fund                          income.                                 Company


                                     FFA-17
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               PORTFOLIO                         INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
-------------------------------------- ---------------------------------------- ------------------------------------------
CALVERT FUND
Calvert VP SRI Balanced Portfolio      Seeks to achieve a competitive total     Calvert Investment Management, Inc.
                                       return through an actively managed
                                       portfolio of stocks, bonds and money
                                       market instruments which offer
                                       income and capital growth
                                       opportunity.
Calvert VP SRI Mid Cap Growth          Seeks to provide long-term capital       Calvert Investment Management, Inc.
 Portfolio                             appreciation by investing primarily in   Subadviser: New Amsterdam Partners
                                       a non-diversified portfolio of the       LLC
                                       equity securities of mid-sized
                                       companies that are undervalued but
                                       demonstrate a potential for growth.
FIDELITY(R) VIP FUNDS
Equity-Income Portfolio                Seeks reasonable income. The fund        Fidelity Management & Research
                                       will also consider the potential for     Company
                                       capital appreciation. The fund's goal    Subadviser: FMR Co., Inc.
                                       is to achieve a yield which exceeds
                                       the composite yield on the securities
                                       comprising the S&P 500(R) Index.
Growth Portfolio                       Seeks to achieve capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Investment Grade Bond Portfolio        Seeks as high a level of current         Fidelity Management & Research
                                       income as is consistent with the         Company
                                       preservation of capital.                 Subadviser: Fidelity Investments
                                                                                Money Management, Inc.
Money Market Portfolio                 Seeks as high a level of current         Fidelity Management & Research
                                       income as is consistent with             Company
                                       preservation of capital and liquidity.   Subadviser: Fidelity Investments
                                                                                Money Management, Inc.
MET INVESTORS FUND
American Funds(R) Balanced             Seeks a balance between a high level     MetLife Advisers, LLC
 Allocation Portfolio                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
American Funds(R) Growth Allocation    Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio
American Funds(R) Moderate             Seeks a high total return in the form    MetLife Advisers, LLC
 Allocation Portfolio                  of income and growth of capital, with
                                       a greater emphasis on income.
Clarion Global Real Estate Portfolio   Seeks total return through investment    MetLife Advisers, LLC
                                       in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio                                                                      Subadviser: ClearBridge Investments,
                                                                                LLC
Harris Oakmark International           Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio                                                                      Subadviser: Harris Associates L.P.


                                     FFA-18
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                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
Invesco Mid Cap Value Portfolio           Seeks high total return by investing in   MetLife Advisers, LLC
                                          equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                          companies.
Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                    Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets              Seeks high total investment return        MetLife Advisers, LLC
 Portfolio                                through a combination of capital          Subadviser: Loomis, Sayles &
                                          appreciation and income.                  Company, L.P.
Lord Abbett Bond Debenture Portfolio      Seeks high current income and the         MetLife Advisers, LLC
                                          opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                          to produce a high total return.
Met/Franklin Low Duration Total           Seeks a high level of current income,     MetLife Advisers, LLC
 Return Portfolio                         while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                          shareholders' capital.
MetLife Asset Allocation 100 Portfolio    Seeks growth of capital.                  MetLife Advisers, LLC
MFS(R) Research International Portfolio   Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth             Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio                                                                          Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity Portfolio       Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                    Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond            Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio                                consistent with preservation of capital   Subadviser: Pacific Investment
                                          and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio              Seeks maximum total return,               MetLife Advisers, LLC
                                          consistent with the preservation of       Subadviser: Pacific Investment
                                          capital and prudent investment            Management Company LLC
                                          management.
SSGA Growth and Income ETF                Seeks growth of capital and income.       MetLife Advisers, LLC
 Portfolio                                                                          Subadviser: SSGA Funds
                                                                                    Management, Inc.
SSGA Growth ETF Portfolio                 Seeks growth of capital.                  MetLife Advisers, LLC
                                                                                    Subadviser: SSGA Funds
                                                                                    Management, Inc.
T. Rowe Price Mid Cap Growth              Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
WMC Large Cap Research Portfolio          Seeks long-term capital appreciation.     MetLife Advisers, LLC
                                                                                    Subadviser: Wellington Management
                                                                                    Company LLP
METROPOLITAN FUND
Baillie Gifford International Stock       Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio                                                                          Subadviser: Baillie Gifford Overseas
                                                                                    Limited
Barclays Aggregate Bond Index             Seeks to track the performance of the     MetLife Advisers, LLC
 Portfolio                                Barclays U.S. Aggregate Bond Index.       Subadviser: MetLife Investment
                                                                                    Management, LLC


                                     FFA-19
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               PORTFOLIO                          INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
--------------------------------------- ---------------------------------------- ------------------------------------------
BlackRock Bond Income Portfolio         Seeks a competitive total return         MetLife Advisers, LLC
                                        primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio                                                                       Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio     Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: BlackRock Advisors, LLC
Frontier Mid Cap Growth Portfolio       Seeks maximum capital appreciation.      MetLife Advisers, LLC
                                                                                 Subadviser: Frontier Capital
                                                                                 Management Company, LLC
Jennison Growth Portfolio               Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core            Seeks long-term capital growth from      MetLife Advisers, LLC
 Portfolio                              investments in common stocks or          Subadviser: Loomis, Sayles &
                                        other equity securities.                 Company, L.P.
Loomis Sayles Small Cap Growth          Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio                                                                       Subadviser: Loomis, Sayles &
                                                                                 Company, L.P.
Met/Artisan Mid Cap Value Portfolio     Seeks long-term capital growth.          MetLife Advisers, LLC
                                                                                 Subadviser: Artisan Partners Limited
                                                                                 Partnership
MetLife Asset Allocation 20 Portfolio   Seeks a high level of current income,    MetLife Advisers, LLC
                                        with growth of capital as a secondary
                                        objective.
MetLife Asset Allocation 40 Portfolio   Seeks high total return in the form of   MetLife Advisers, LLC
                                        income and growth of capital, with a
                                        greater emphasis on income.
MetLife Asset Allocation 60 Portfolio   Seeks a balance between a high level     MetLife Advisers, LLC
                                        of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
MetLife Asset Allocation 80 Portfolio   Seeks growth of capital.                 MetLife Advisers, LLC
MetLife Mid Cap Stock Index             Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio                              Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                        Composite Stock Price Index.             Management, LLC
MetLife Stock Index Portfolio           Seeks to track the performance of the    MetLife Advisers, LLC
                                        Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                        Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio           Seeks a favorable total return through   MetLife Advisers, LLC
                                        investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Value Portfolio                  Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                 Subadviser: Massachusetts Financial
                                                                                 Services Company
MSCI EAFE(R) Index Portfolio            Seeks to track the performance of the    MetLife Advisers, LLC
                                        MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                 Management, LLC
Neuberger Berman Genesis Portfolio      Seeks high total return, consisting      MetLife Advisers, LLC
                                        principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                 Management LLC


                                     FFA-20
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              PORTFOLIO                         INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------ ----------------------------------------- ------------------------------------------
Russell 2000(R) Index Portfolio      Seeks to track the performance of the     MetLife Advisers, LLC
                                     Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                               Management, LLC
T. Rowe Price Large Cap Growth       Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio                                                                     Subadviser: T. Rowe Price Associates,
                                                                               Inc.
T. Rowe Price Small Cap Growth       Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio                                                                     Subadviser: T. Rowe Price Associates,
                                                                               Inc.
Western Asset Management Strategic   Seeks to maximize total return            MetLife Advisers, LLC
 Bond Opportunities Portfolio        consistent with preservation of           Subadviser: Western Asset
                                     capital.                                  Management Company
Western Asset Management             Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio           consistent with preservation of capital   Subadviser: Western Asset
                                     and maintenance of liquidity.             Management Company
WMC Balanced Portfolio               Seeks long-term capital appreciation      MetLife Advisers, LLC
                                     with some current income.                 Subadviser: Wellington Management
                                                                               Company LLP
WMC Core Equity Opportunities        Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio                           income over time and, secondarily,        Subadviser: Wellington Management
                                     long-term capital appreciation and        Company LLP
                                     current income.



                                     FFA-21
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INVESTMENT CHOICES WHICH ARE FUND OF FUNDS

The following Portfolios available within the Metropolitan Fund and Met Investors Fund, are "fund of funds":
MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.



ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide You will indicate the Investment Divisions that are available to You. Your investment choices may be limited because:

   o Your employer, association or other group contract holder limits the available Investment Divisions.

   o   We have restricted the available Investment Divisions.

   o   Some of the Investment Divisions are not approved in your state.

The Investment Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund, the Calvert Fund, Fidelity(R) VIP Funds or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund, Fidelity(R) VIP Finds and American Funds(R) Portfolios are made available by the funds only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity(R) VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for the Metropolitan Fund, Met Investors Fund, Calvert Fund, Fidelity(R) VIP Funds and American Funds(R).


                                     FFA-22
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In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each fund's prospectus.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS

An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the investment manager makes a profit with respect to the investment management fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the investment manager. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAIs for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.


PORTFOLIO SELECTION

We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT BALANCE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.


                                     FFA-23
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                               DEFERRED ANNUITIES
--------------------------------------------------------------------------------
This Prospectus describes the following Deferred Annuities under which You can accumulate money:

Financial Freedom Account:
o    TSA (Tax Sheltered Annuity)
o    403(a) (Qualified annuity plans under Section 403(a))
o    Non-Qualified (for certain deferred arrangements and plans)

Enhanced Preference Plus Account:
o    TSA (Tax Sheltered Annuity)
o    403(a) (Qualified annuity plans under Section 403(a))
o    PEDC (Public Employee Deferred Compensation)
o    Traditional IRA (Individual Retirement Annuities)
o    Non-Qualified
o    Non-Qualified (for certain deferred arrangements and plans)

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefits plans, and for Financial Freedom Deferred Annuities only, Section 415(m) qualified governmental excess benefit arrangements. The Non-Qualified Deferred Annuities for Section 457(e)(11) severance and death benefit plans have special tax risks. We no longer offer
Section 457(e)(11) severance and death benefit plans but will accept purchase payments for those already issued.

In general under these types of non-qualified deferred compensation arrangements, all assets under the plan (including the Contract) are owned by the employer (or a trust subject to the claims of the employer's creditors). Participants may be permitted, if authorized under the plan, to make certain "deemed" investment choices and allocations. However, the entire interest under the Contract remains the property of the employer and any Account Balances thereunder are maintained solely for accounting purposes under the plan.

These Deferred Annuities are issued to a group. You are then a participant under the group's Deferred Annuity. Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

   o Allocated (your Account Balance records are kept for You as an individual); or

   o Unallocated (Account Balance records are kept for a plan or group as a whole).


THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN


If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. Also the Deferred Annuity may require that You or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix D for specific information which applies to You.


403(B) PLAN TERMINATIONS

Upon a 403(b) plan termination, your employer is required to distribute your plan benefits under the Contract to You. Your employer may permit You to receive your distribution of your 403(b) plan benefit in cash or in the form of the Contract.

If You elect to receive your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable Early Withdrawal Charges. Outstanding loans will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes".) Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "When No Early Withdrawal Charge Applies" section of the Prospectus. However, if your employer chooses to distribute cash as the default option, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option


                                     FFA-24
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or annuity contract issued by us or one of our affiliates, which may avoid an Early Withdrawal Charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, we will continue to administer the Contract according to its terms. However in that case, You may not make any additional purchase payments or take any loans. In addition MetLife will rely on You to provide certain information that would otherwise be provided to MetLife by the employer or plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of the Contract as a default option when that Contract is an investment vehicle for a TSA ERISA plan.


OTHER PLAN TERMINATIONS

Upon termination of a retirement plan this is not a Section 403(b) plan, your employer is generally required to distribute your plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Early Withdrawal Charges. Outstanding loans, if available will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "Early Withdrawal Charges" section of the prospectus. However, your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge and withholding.


AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to You for Enhanced Deferred Annuities. We created these investment strategies to help You manage your money. You decide if one is appropriate for You, based upon your risk tolerance and savings goals. The Equity Generator is the only investment strategy available for Financial Freedom Deferred Annuities. These investment strategies are available to You without any additional charges. As with any investment program, no strategy can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

The Allocator, the Equalizer and the Index Selector are not available to all Enhanced Deferred Annuities. Certain administrative platforms may have an alternative dollar cost averaging program that permits an amount to be transferred from any Investment Division to one or more different Investment Divisions on a monthly, quarterly, semi-annual or annual basis. Certain administrative platforms may have an alternative rebalancing program that permits rebalancing on a one-time, quarterly, semi-annually or annual basis. Your enrollment form will indicate if any of the automated investment strategies or the alternative dollar cost averaging program and the alternative rebalancing program is available under Your Contract.

THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

Certain administrative platforms may allow an amount equal to the interest earned in the Fixed Interest Account to be transferred quarterly to the MetLife Stock Index Division.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings.

THE EQUALIZERSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen Investment Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.


                                     FFA-25
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THE REBALANCER(R): You select a specific asset allocation for your entire Account Balance from among the Investment Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Balance is allocated among the Barclays Aggregate Bond Index, MetLife Stock Index, MSCI EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these Investment Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Investment Divisions and the Fixed Interest Account.

In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative.

You may choose another Index Selector(R) strategy or terminate your Index Selector strategy at any time. If You choose another Index Selector(R) strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to again select the Index Selector strategy, You must select from the asset allocation models available at that time.

THE ALLOCATORSM: Each month a dollar amount You choose is transferred from the Fixed Interest Account to any of the Investment Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.

We may terminate all transactions under any automated investment strategy, depending on your administrative platform, upon notification of your death.


PURCHASE PAYMENTS

There is no minimum purchase payment.

For Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for Section 415(m) arrangements), we may require that each purchase payment be at least $2,000. In addition, we may require that your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

Unless limited by tax law, You may continue to make purchase payments under Enhanced Deferred Annuities while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.

In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where You did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.


                                     FFA-26
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PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) plans and arrangements which were generally effective January 1, 2009. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under Section 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

In consideration of these regulations, we have determined to only make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into your Contract, we urge You to consult with your tax adviser prior to making additional purchase payments.


ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the Investment Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

If You choose to make an allocation to the asset allocation Investment Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Investment Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Investment Division to any investment choice or to one or more of the asset allocation Investment Divisions.


LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

   o   Federal tax laws;

   o Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling You in writing at least 90 days in advance;

   o Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61 (except under the Enhanced PEDC Deferred Annuity);

   o Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;

   o   Leaving your job (for TSA and 403(a) Deferred Annuities);

   o   A withdrawal based on your leaving your job;

   o Receiving systematic termination payments (described later) from both the Separate Account and the Fixed Interest Account.


THE VALUE OF YOUR INVESTMENT

Accumulation Units are credited to You when You make purchase payments or transfers into an Investment Division. When You withdraw or transfer money from an Investment Division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.


                                     FFA-27
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This is how we calculate the Accumulation Unit Value for each Investment
Division:

   o First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

   o Finally, we multiply the previous Accumulation Unit Value by this result.


EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume You make a purchase payment of $500 into one Investment Division and that Investment Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.


  $500
------
          =   50 accumulation units
   $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x$10.50 =$525).

           $10.00 x1.05 =$10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x$9.50 =$475).

           $10.00 x.95 =$9.50 is the new Accumulation Unit Value


TRANSFERS

You may make tax-free transfers between Investment Divisions or between the Investment Divisions and the Fixed Interest Account. Such transfers are free of any Early Withdrawal Charges to You, except under certain Financial Freedom Deferred Annuities where You may incur Early Withdrawal Charges, if applicable, for money transferred from the Fixed Interest Account to the Investment Divisions. Some additional restrictions may also apply to transfers from the Fixed Interest Account to the Investment Divisions. For us to process a transfer, You must tell us:

   o   The percentage or dollar amount of the transfer;

   o The Investment Divisions (or Fixed Interest Account) from which You want the money to be transferred;

   o The Investment Divisions (or Fixed Interest Account) to which You want the money to be transferred; and

   o Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.


For additional transfer restrictions (see "General
Information--Valuation--Suspension of Payments").


WE MAY REQUIRE YOU TO:

   o   Use our forms;

   o Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

   o Transfer a minimum amount if the transfer is in connection with the Allocator.

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RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Baillie Gifford International Stock, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, MFS(R) Research International, MSCI EAFE(R) Index, Neuberger Berman Genesis, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds(R) restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallication activity in the American Funds(R) Portfolios violates this monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on


                                     FFA-29
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non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitation and may change from time to time as those systems are upgraded.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single contract owner or participant/annuitant). You should read the Portfolio prospectuses for more details.


Restrictions on Large Transfers/Reallocations. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



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ACCESS TO YOUR MONEY

You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

   o   The percentage or dollar amount of the withdrawal; and

   o The Investment Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.

Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


ACCOUNT REDUCTION LOANS

We may administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Investment Division and the Fixed Interest Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated to the Investment Divisions and the Fixed Interest Account in the same percentages as your current investment election for contributions. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.


SYSTEMATIC WITHDRAWAL PROGRAM FOR ENHANCED TSA AND IRA AND FINANCIAL FREEDOM TSA AND 403(A) DEFERRED ANNUITIES

If we agree and if approved in your state for Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. For the Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, if You elect to receive payments through this program, You must have no loan outstanding from the Fixed Interest Account and You must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities before You reach 59 1/2. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount You will receive based on your new Account Balance.


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If You do not provide us with your desired allocation, or there are insufficient amounts in the Investment Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Investment Divisions in which You have an Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If You choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Balance You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Balance You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Investment Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Investment Divisions in which You then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at least 30 days in advance.

Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office. We may also terminate your participation in the program, depending on your administrative platform, upon notification of your death.

Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

Although Early Withdrawal Charges do not apply to Systematic Withdrawal Program payments from your Financial Freedom Deferred Annuity Separate Account Balance, Early Withdrawal Charges may apply to Systematic Withdrawal Program payments from your Fixed Interest Account Balance.

Participation in the Systematic Withdrawal Program is subject to our administrative procedures.


MINIMUM DISTRIBUTION

In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Balance at the time You request these payments. We may terminate your participation in the program, depending on your administrative platform, upon notification of your death.


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ANNUAL CONTRACT FEE

There is no Separate Account Annual Contract Fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year .


ACCOUNT REDUCTION LOAN FEES

We may make available account reduction loans. If your plan or group of which You are a participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Investment Division and the Fixed Interest Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.


CHARGES

There are two types of charges You pay while You have money in an Investment
Division:

   o   Insurance-related charge (or Separate Account charge), and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.

The Separate Account charge You pay will not reduce the number of accumulation units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.


INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while You have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).


INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on which Investment Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also


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deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Deferred Annuity for any income taxes which we incur because of the Deferred Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Deferred Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Deferred Annuity, and in that event we may deduct such tax from the Deferred Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


EARLY WITHDRAWAL CHARGES FOR TSA, 403(A), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES

An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. The Early Withdrawal Charge does not apply in certain situations or upon the occurrence of certain events or circumstances. To determine the Early Withdrawal Charge for the TSA, 403(a), Non-Qualified, PEDC and IRA Enhanced Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or Investment Division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw it from the Fixed Interest Account and the Investment Divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings. For Financial Freedom and certain Non-Qualified Enhanced Deferred Annuities, Early Withdrawal Charges do not apply to the Separate Account. However, these charges may apply to withdrawals from the Fixed Interest Account and to transfers from the Fixed Interest Account into the Investment Divisions.

For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.


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The Early Withdrawal Charge on purchase payments withdrawn is as follows:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
           8 & Later                 0%

The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. However, we believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.

Because of the reduced sales costs for certain Enhanced Deferred Annuities, there are no Early Withdrawal Charges.

For certain deferred arrangements and plans, You pay no Early Withdrawal Charges on withdrawals from Financial Freedom Deferred Annuities and Non-Qualified Enhanced Deferred Annuities.


WHEN NO EARLY WITHDRAWAL CHARGE APPLIES FOR TSA, 403(A), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES

In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.

You do not pay an Early Withdrawal Charge:

   o On transfers You make within your Deferred Annuity among Investment Divisions and transfers to or from the Fixed Interest Account.

   o   On withdrawals of purchase payments You made over seven years ago.

   o If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

   o If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

   o If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Balance that equals the "step up" portion of the death benefit.

   o If You withdraw up to 20% (10% for certain TSA Enhanced Deferred Annuities) of your Account Balance each Contract Year. This 20% (or 10%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% (or 10%) will You have to pay Early Withdrawal Charges.

   o If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity, for purposes of this exception, we will treat the Contract as if it were your only account subject to the minimum distribution rules. This exception does not apply if You have a Non-Qualified Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Code.


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   o Systematic Termination. For all Deferred Annuities except certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities, if the Contract is terminated, You may withdraw your total Account Balance without an Early Withdrawal Charge when the Account Balance is paid in annual installments based on the following percentages of your Account Balance for that year's withdrawal:


 CONTRACT YEAR     PERCENTAGE
---------------   -----------
       1*             20%
       2              25%
       3            33 1/3%
       4              50%
       5           remainder

      *     Less that Contract Year's withdrawals.


       Any money You withdraw in excess of these percentages in any Contract Year will be subject to Early Withdrawal Charges. You may stop the systematic termination of the Contract. If You ask to restart systematic termination, You begin at the beginning of the schedule listed above.

   o If You are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act.

   o   If You retire:

       o For certain Enhanced TSA Deferred Annuities, if You have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.

       o For the Non-Qualified and certain PEDC Deferred Annuities, if You retire.

       o For certain TSA, PEDC and 403(a) Enhanced Deferred Annuities, if You also have participated for at least 10 consecutive years unless You retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.

   o If your plan provides payment on account of hardship and You suffer from an unforeseen hardship. (Except for certain TSA, 403(a), Non-Qualified and IRA Enhanced Deferred Annuities.) For certain TSA Enhanced Deferred Annuities, You must only have suffered an unforeseen hardship.

   o If You leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

   o If your plan terminates and the withdrawal is transferred into another annuity contract we issue. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

   o If You make a direct transfer to other investment vehicles we have pre-approved. (Except for certain Non-Qualified and IRA Enhanced Deferred Annuities).

   o If You withdraw money under a plan provision which we have pre-approved. (Except for certain TSA, Non-Qualified, PEDC and IRA Enhanced Deferred Annuities.)

   o If the plan or group of which You are a participant or member permits account reduction loans, You take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

   o If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o If permitted in your state, except for Non-Qualified and IRA Deferred Annuities, if You make a direct transfer to another funding option or annuity contract issued by us or one of our affiliates and we agree.


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WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o   Amounts transferred before January 1, 1996:

       We credit your transfer amounts with the time You held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges (determined as previously described) for transferred amounts from your original contract:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     5%
               2                     4%
               3                     3%
               4                     2%
               5                     1%
         6 and Beyond                0%

   o   Amounts transferred on or after January 1, 1996:

       o For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original contract:


 AFTER THE TRANSFER     PERCENTAGE
--------------------   -----------
          1                5%
          2                4%
          3                3%
          4                2%
          5                1%
    6 and Beyond           0%

       o If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

   o Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original contract.

DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Balance and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


FREE LOOK


You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all Contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Balance as of the date your refund request is received at your MetLife Designated Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Investment Divisions during the Free Look period).



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DEATH BENEFIT


One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies) under the following Deferred
Annuitites:

   o   Enhanced TSA

   o   Enhanced Non-Qualified

   o   Enhanced 403(a)

   o   Enhanced Traditional IRA

   o   Financial Freedom TSA

   o   Financial Freedom 403(a)

For the following Deferred Annuities the trustee receives the death benefit:

   o   Non-Qualified Deferred Annuity for

       o   Section 457(f) deferred compensation plan

       o   Section 451 deferred fee arrangements

       o   Section 451 deferred compensation plans

       o   Section 457(e)(11) severance and death benefit plans

       o   Section 415(m) qualified governmental excess benefit arrangements

   o For PEDC Deferred Annuities, the employer or trustee receives the death benefit.

The death benefit your beneficiary receives will be the greatest of:

   o   Your Account Balance;

   o Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

   o The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).

In each case, we deduct the amount of any outstanding loans from the death benefit.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.


Until the beneficiary (or the first beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Balance attributable to his/her portion of the death benefit remains in the Investment Divisions and is subject to investment risk.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance in accordance with the current allocation of the Account Balance. The remaining death benefit amounts are held in the Investment Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Investment Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum,


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including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.

If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an Investment Division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth Contract Year and every other five year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.


TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. The variable pay-out option may not be available in all states.

When considering a pay-out option, You should think about whether You want:

   o Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

   o   A fixed dollar payment or a variable payment; and

   o   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out income option.

You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).


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PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.



                                INCOME ANNUITIES
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Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Balance of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:

Financial Freedom Account:
o    TSA
o    403(a)
o    Non-Qualified (for certain deferred arrangements and plans)

Enhanced Preference Plus Account:
o    TSA
o    403(a)
o    PEDC
o    Traditional IRA
o    Non-Qualified
o    Non-Qualified (for certain deferred arrangements and plans)

If You have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.


INCOME PAYMENT TYPES

Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

   o Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

   o Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

   o Beneficiary: the person who receives continuing payments/or a lump sum payment if the owner dies.

Many times, the Owner and the Annuitant are the same person.

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When deciding how to receive income, consider:

   o   The amount of income You need;

   o   The amount You expect to receive from other sources;

   o   The growth potential of other investments; and

   o   How long You would like your income to last.

Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a "Lifetime Income Annuity for Two," your payments will typically be lower than if You select a "Lifetime Income Annuity." Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the annuitant or joint annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the owner's life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.

We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.

The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one


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annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.


MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.


ALLOCATION

You decide what portion of your income payment is allocated among the Fixed Income Option and the variable Investment Divisions.


THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable income payments from an Investment Division will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract fee), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains fixed for the duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.


ANNUITY UNITS

Annuity units are credited to You when You make a purchase payment or make a reallocation into an Investment Division. Before we determine the number of annuity units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to an Investment Division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that Investment Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from an Investment Division, annuity units supporting that portion of your income payment in that Investment Division are liquidated.


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AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the Investment Divisions You select. We currently offer a 3% and 4% AIR. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Investment Divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.


VALUATION

This is how we calculate the Annuity Unit Value for each Investment Division:

   o First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

   o Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

   o   Finally, we multiply the previous Annuity Unit Value by this result.


REALLOCATIONS

You may make reallocations among the Investment Divisions or from the Investment Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Investment Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Investment Divisions or other funds to generate your income payments.

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.

For us to process a reallocation, You must tell us:

   o   The percentage of the income payment to be reallocated;

   o The Investment Divisions from which You want the income payment to be reallocated; and

   o The Investment Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.


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When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

   o First, we update the income payment amount to be reallocated from the Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

   o Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x($125 - $100) or $50, and your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well.)

   o Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, your income payment supported by Investment Division B will be increased by $40 and your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both Investment Divisions as well.)


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Baillie Gifford International Stock, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, MFS(R) Research International, MSCI EAFE(R) Index, Neuberger Berman Genesis, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor


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transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds(R) restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallication activity in the American Funds(R) Portfolios violates this monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitation and may change from time to time as those systems are upgraded.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to


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provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single contract owner or participant/annuitant). You should read the Portfolio prospectuses for more details.


Restrictions on Large Transfers/Reallocations. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



CONTRACT FEE

There is no Contract fee under the Income Annuities.


CHARGES

There are two types of charges You pay if You allocate any of your income payment to the Investment Divisions:

   o   Insurance-related charge (or Separate Account charge); and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.

The Separate Account charge You pay will not reduce the number of annuity units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.


INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

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The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on the Investment Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when You make the purchase payment.

Premium taxes, if applicable, depend on the Income Annuity You purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Income Annuity for any income taxes which we incur because of the Income Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Income Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Income Annuity, and in that event we may deduct such tax from the Income Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


FREE LOOK


You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all Contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether You purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payment or (ii) the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Investment Divisions during the Free Look period).


If You do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if You are electing income payments in the pay-out phase of your Deferred Annuity.



                              GENERAL INFORMATION
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ADMINISTRATION


All transactions will be processed in the manner described below.

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PURCHASE PAYMENTS

Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at your MetLife Designated Office, except when they are received:

   o On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

   o   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to You within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Investment Divisions and the Fixed Interest Account/Fixed Income Option.


CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities and the Non-Qualified Financial Freedom Deferred Annuity for 415(m) qualified governmental excess benefit arrangements are confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.


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BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:

   o   Account Balance

   o   Unit Values

   o   Current rates for the Fixed Interest Account

   o   Transfers

   o   Changes to investment strategies

   o   Changes in the allocation of future purchase payments.

Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at the MetLife Designated Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

TELEPHONE AND COMPUTER SYSTEMS

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the MetLife Designated Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

   o any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

   o any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.


AFTER YOUR DEATH

If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or


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Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.


ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA ("Employee Retirement Income Security Act of 1974") annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.



MISSTATEMENT

We may require proof of age of the annuitant, owner, or beneficiary before making any payments under this Contract that are measured by the annuitant's, owner's, or beneficiary's life. If the age of the annuitant, owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Balance would have provided at the correct age.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.



CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Your requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as you and Your Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.


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VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each Investment Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units You receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

   o rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

   o during any other period when the Securities and Exchange Commission by order so permits.


ADVERTISING PERFORMANCE


We periodically advertise the performance of the Investment Divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular Investment Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Early Withdrawal Charges. Early Withdrawal Charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable Early Withdrawal Charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund, Calvert Fund,Fidelity(R) VIP Funds and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.


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We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may state performance for the Investment Divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the average of investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge (rather than the maximum), as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Historical performance information should not be relied on as a guarantee of future performance results.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and Early Withdrawal Charges.


CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

   o   To operate the Separate Account in any form permitted by law.

   o To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.

   o To transfer any assets in an Investment Division to another Investment Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Investment Divisions in the Separate Account.

   o To substitute for the Portfolio shares in any Investment Division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

   o To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

   o To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.


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If any changes result in a material change in the underlying investments of an Investment Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Investment Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.



VOTING RIGHTS


Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund, Calvert Fund, Fidelity(R) VIP Funds or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Investment Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements,
Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefit plans and the TSA Deferred Annuity and Income Annuities under which the employer retains all rights, we will provide You with the number of copies of voting instruction soliciting materials that You request so that You may furnish such materials to participants who may give You voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of contract owners or annuitants may control the outcome of a vote. Shares of the Metropolitan Fund, Met Investors Fund, Calvert Fund, Fidelity(R) VIP Funds or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

The shares for which voting instructions are received, and

The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.


WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities and Income Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities and Income Annuities.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


The Deferred Annuities are sold through MetLife licensed sales representatives who are associates with our affiliated broker-dealer MetLife Securities, Inc. ("MSI"), which is paid compensation for promotion and sale for the Deferred Annuities. MSI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is also a



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member of FINRA. The Deferred Annuities may also be sold through other registered broker dealers. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.


There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. Our sales representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.

Our sales representatives receive cash payments for the products they sell and service based upon a `gross dealer concession' model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0.75% to 3% of each purchase payment and, starting in the second Contract Year, 0.09% of the Account Balance each year that the Contract is in force for servicing the Contract. With respect to Income Annuities, the gross dealer concession is 6% of the purchase payment and, starting in the second Contract Year, 0.18% of the amount available from which income payments are made for each year the Contract is in force for servicing the Income Annuity. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.

A sales representative is entitled to part or all of the gross dealer concession. The percentage to which the representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.

Our sales representatives and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits is based primarily on the amount of proprietary products sold, our sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.


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From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's Variable Annuity Contracts. We may also obtain access to an organization's members to market our Variable Annuity Contracts. These organizations are compensated for their sponsorship of our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.


YOUR SPOUSE'S RIGHTS


If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.


Any reference to "spouse" includes those persons who are married under state law, regardless of sex.



WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY


We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Balance is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Balance. Early Withdrawal Charges may apply.

We may cancel your Non-Qualified Deferred Annuity for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans if we do not receive any purchase payments from You for 12 consecutive months and your Account Balance is less than $15,000. Certain Deferred Annuities do not contain these cancellation provisions.

At our option, we may cancel certain TSA and PEDC Deferred Annuities if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.

We will not terminate any Contract where we keep records of your account if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Balance. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Balance, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.


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SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS DEFERRED ANNUITY OR TAKES OTHER ACTION


Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Balance. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the contract holder. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus. The charges to the plan are imposed on the amount initially transferred to MetLife for the first seven years according to the schedule in the following table:


 DURING CONTRACT YEAR     PERCENTAGE
----------------------   -----------
           1                5.6%
           2                5.0%
           3                4.5%
           4                4.0%
           5                3.0%
           6                2.0%
           7                1.0%
     8 and Beyond            0%

The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.



                                  INCOME TAXES
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INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transactions under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED ANNUITY CONTRACTS

A "non-qualified" annuity Contract discussed here assumes the Contract is an annuity Contract for Federal income tax purposes, but the Contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.

INVESTOR CONTROL

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In certain circumstances, owners of Variable Annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.


ACCUMULATION

Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, either as surrenders, partial withdrawals or income payments. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person even if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person.

In contrast, a Contract owned by other than a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned. Note that in this regard, an employer which is the owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural owner and the annual increase in the Account Balance would be subject to current income taxation.

SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION

If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim the loss on your Federal income taxes as a miscellaneous itemized deduction.

The portion of any withdrawal or distribution from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to You reaching age 59 1/2, unless the distribution was made:

   (a)        on account of your death or disability,

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary, or

   (c) under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.

AGGREGATION

If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year (after October 21, 1988), the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income.


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Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below).

EXCHANGES/TRANSFERS

The annuity Contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.

A transfer of ownership of the Contract, or the designation of an annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).

After your death, any death benefit determined under the Contract must be distributed according to certain rules. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date. If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. For Contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. If there is more than one annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM

When payments are received from the Contract in the form of an annuity, normally the annuity payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a Contract is determined at the time the Contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each annuity payment is the return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to You and the IRS.


Once You have recovered the investment in the Contract, further annuity payments are fully taxable. If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be deducted by your beneficiary.



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The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once annuity payments have commenced, You may not be able to make transfer withdrawals to another non-qualified annuity contract or a long-term care contract in a tax-free exchange.


If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.

3.8% TAX ON NET INVESTMENT INCOME

   (1)   Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (2) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b), but such income will increase modified adjusted gross income in Item 2 above.

You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.


QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.


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We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation Plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are your basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Contracts if the distribution occurs within the first 2 years of your participation in the plan.

These exceptions include distributions made:

   (a)        on account of your death or disability, or

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   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.

Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements, or

   (b)        financial hardship.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You assign or transfer a withdrawal from this Contract directly into another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.

DEATH BENEFITS

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The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


                                     FFA-62
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If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)

SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

   (a) Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

   (b) Is exchanged to another permissible investment under your 403(b) plan;

   (c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;

   (d) Occurs after You die, leave your job or become disabled (as defined by the Code);

   (e) Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

   (f) Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   (g)        Relates to rollover or after-tax contributions; or

   (h) Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS

PURCHASE PAYMENTS

Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2. Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may


                                     FFA-63
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contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.

WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

CONVERSION

Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Balance; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Balance at the date of conversion.

A Roth IRA Contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.

DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS


Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a



                                     FFA-64
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Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.




                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.


                                     FFA-65
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                                   APPENDIX A
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                          NON-QUALIFIED
                            QUALIFIED       DEFERRED
                            DEFERRED        ANNUITIES
                           AND INCOME      AND INCOME
                            ANNUITIES       ANNUITIES
                          ------------   --------------
California(1)..........      0.5%            2.35%
Florida(2).............      1.0%             1.0%
Maine(3)...............      0.0%             2.0%
Nevada(4)..............      0.0%             3.5%
Puerto Rico(5).........      1.0%             1.0%
South Dakota(6)........      0.0%            1.25%
West Virginia..........      1.0%             1.0%
Wyoming(4).............      0.0%             1.0%

------------
1  California applies the qualified tax rate to plans that qualify under the following Code Sections: 401(a), 403(b), 404, 408(b), and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 3 Maine applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 404, 408, 457 and 501.
5 We will no deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403(b), 404, 408, 457, and 501(a).

                                     FFA-67
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                                   APPENDIX B

--------------------------------------------------------------------------------

                     ACCUMULATION UNIT VALUES (IN DOLLARS)



This table shows fluctuations in the Accumulation Unit Values for Enhanced Preference Plus Deferred Annuities for each Investment Division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


                                                                                                                       NUMBER OF
                                                                                        BEGINNING OF                  ACCUMULATION
                                                                                            YEAR        END OF YEAR   UNITS END OF
                                                                                        ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2006    15.44          16.26               20
                                                                                2007    16.26          16.64              181
                                                                                2008    16.64          14.94              164
                                                                                2009    14.94          16.67              169
                                                                                2010    16.67          17.57              200
                                                                                2011    17.57          18.47              203
                                                                                2012    18.47          19.28              202
                                                                                2013    19.28          18.69              193
                                                                                2014    18.69          19.49              178
American Funds Global Small Capitalization Investment Division (Class 2)....... 2005    20.11          24.98              443
                                                                                2006    24.98          30.70              743
                                                                                2007    30.70          36.92              869
                                                                                2008    36.92          17.00              820
                                                                                2009    17.00          27.16              861
                                                                                2010    27.16          32.94              838
                                                                                2011    32.94          26.38              712
                                                                                2012    26.38          30.88              662
                                                                                2013    30.88          39.25              608
                                                                                2014    39.25          39.70              562
American Funds Growth Investment Division (Class 2)............................ 2005   140.76         162.02              168
                                                                                2006   162.02         176.90              259
                                                                                2007   176.90         196.86              274
                                                                                2008   196.86         109.26              286
                                                                                2009   109.26         150.89              304
                                                                                2010   150.89         177.40              304
                                                                                2011   177.40         168.23              285
                                                                                2012   168.23         196.45              257
                                                                                2013   196.45         253.20              239
                                                                                2014   253.20         272.16              217
American Funds Growth-Income Investment Division (Class 2)..................... 2005   107.47         112.67              284
                                                                                2006   112.67         128.59              317
                                                                                2007   128.59         133.79              340
                                                                                2008   133.79          82.37              337
                                                                                2009    82.37         107.09              328
                                                                                2010   107.09         118.21              311
                                                                                2011   118.21         114.96              290
                                                                                2012   114.96         133.78              271
                                                                                2013   133.78         176.93              248
                                                                                2014   176.93         193.91              235
American Funds(R) Balanced Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008    10.00           7.03               32
                                                                                2009     7.03           9.01               93
                                                                                2010     9.01          10.01              241
                                                                                2011    10.01           9.70              236
                                                                                2012     9.70          10.91              176
                                                                                2013    10.91          12.81              232
                                                                                2014    12.81          13.46              304
American Funds(R) Growth Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008     9.99           6.37               24
                                                                                2009     6.37           8.47               79
                                                                                2010     8.47           9.52              142
                                                                                2011     9.52           8.98              182
                                                                                2012     8.98          10.34              225
                                                                                2013    10.34          12.81              284
                                                                                2014    12.81          13.50              322
American Funds(R) Moderate Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008    10.01           7.70               23
                                                                                2009     7.70           9.42               63
                                                                                2010     9.42          10.26              151
                                                                                2011    10.26          10.18              194
                                                                                2012    10.18          11.18              193
                                                                                2013    11.18          12.57              225
                                                                                2014    12.57          13.21              294

                                     FFA-68
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                                                                                                                 NUMBER OF
                                                                                  BEGINNING OF                  ACCUMULATION
                                                                                      YEAR        END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------- ------ -------------- -------------- -------------
Baillie Gifford International Stock Investment Division (Class A)........ 2005   16.11          18.83              1,179
                                                                          2006   18.83          21.73              1,262
                                                                          2007   21.73          23.75              1,095
                                                                          2008   23.75          13.14              1,021
                                                                          2009   13.14          15.91                971
                                                                          2010   15.91          16.90                852
                                                                          2011   16.90          13.41                672
                                                                          2012   13.41          15.88                585
                                                                          2013   15.88          18.17                521
                                                                          2014   18.17          17.44                465
Barclays Aggregate Bond Index Investment Division (Class A).............. 2005   13.42          13.57              1,266
                                                                          2006   13.57          14.00              1,651
                                                                          2007   14.00          14.82              1,753
                                                                          2008   14.82          15.56              1,497
                                                                          2009   15.56          16.21              1,549
                                                                          2010   16.21          17.03              1,540
                                                                          2011   17.03          18.14              1,425
                                                                          2012   18.14          18.67              1,478
                                                                          2013   18.67          18.06              1,427
                                                                          2014   18.06          18.93              1,410
BlackRock Bond Income Investment Division (Class A)...................... 2005   47.30          47.99                428
                                                                          2006   47.99          49.64                435
                                                                          2007   49.64          52.26                448
                                                                          2008   52.26          49.99                394
                                                                          2009   49.99          54.21                367
                                                                          2010   54.21          58.18                355
                                                                          2011   58.18          61.42                309
                                                                          2012   61.42          65.44                287
                                                                          2013   65.44          64.32                257
                                                                          2014   64.32          68.24                247
BlackRock Capital Appreciation Investment Division (Class E)............. 2005   11.08          11.73                  9
                                                                          2006   11.73          12.08                 50
                                                                          2007   12.08          14.19                 66
                                                                          2008   14.19           8.90                 89
                                                                          2009    8.90          12.05                125
                                                                          2010   12.05          14.28                156
                                                                          2011   14.28          12.87                173
                                                                          2012   12.87          14.55                160
                                                                          2013   14.55          19.33                135
                                                                          2014   19.33          20.82                134
BlackRock Capital Appreciation Investment Division (Class E) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class E) and
before that FI Large Cap Investment Division (Class E)) (5/1/2006)....... 2006   18.03          18.30                  3
                                                                          2007   18.30          18.81                  5
                                                                          2008   18.81          10.27                 14
                                                                          2009   10.27          10.72                  0
BlackRock Large Cap Value Investment Division (Class E).................. 2005   11.96          12.53                 88
                                                                          2006   12.53          14.79                262
                                                                          2007   14.79          15.13                317
                                                                          2008   15.13           9.73                312
                                                                          2009    9.73          10.72                309
                                                                          2010   10.72          11.58                347
                                                                          2011   11.58          11.71                361
                                                                          2012   11.71          13.24                298
                                                                          2013   13.24          17.31                319
                                                                          2014   17.31          18.82                329
Calvert VP SRI Balanced Investment Division.............................. 2005   25.37          26.56                306
                                                                          2006   26.56          28.62                291
                                                                          2007   28.62          29.13                265
                                                                          2008   29.13          19.81                228
                                                                          2009   19.81          24.59                203
                                                                          2010   24.59          27.31                190
                                                                          2011   27.31          28.29                166
                                                                          2012   28.29          30.97                152
                                                                          2013   30.97          36.20                143
                                                                          2014   36.20          39.31                131
Calvert VP SRI Mid Cap Growth Investment Division........................ 2005   27.07          26.92                466
                                                                          2006   26.92          28.51                419
                                                                          2007   28.51          31.11                395
                                                                          2008   31.11          19.35                377
                                                                          2009   19.35          25.31                370
                                                                          2010   25.31          32.96                371
                                                                          2011   32.96          33.41                338
                                                                          2012   33.41          38.65                319
                                                                          2013   38.65          49.73                285
                                                                          2014   49.73          53.25                256


                                     FFA-69
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                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
Clarion Global Real Estate Investment Division (Class E)..................... 2005    12.88          14.48               160
                                                                              2006    14.48          19.74               464
                                                                              2007    19.74          16.65               399
                                                                              2008    16.65           9.61               415
                                                                              2009     9.61          12.85               423
                                                                              2010    12.85          14.79               412
                                                                              2011    14.79          13.86               398
                                                                              2012    13.86          17.32               449
                                                                              2013    17.32          17.78               471
                                                                              2014    17.78          19.97               453
ClearBridge Aggressive Growth Investment Division (Class A).................. 2005     7.41           8.36               214
                                                                              2006     8.36           8.15               353
                                                                              2007     8.15           8.28               331
                                                                              2008     8.28           5.00               318
                                                                              2009     5.00           6.62               340
                                                                              2010     6.62           8.13               336
                                                                              2011     8.13           8.34               429
                                                                              2012     8.34           9.82               452
                                                                              2013     9.82          14.20               577
                                                                              2014    14.20          16.75             1,231
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division and before that Janus
Forty Investment Division (Class E)) (4/30/2007)............................. 2007   167.63         206.42                 3
                                                                              2008   206.42         118.71                20
                                                                              2009   118.71         168.16                30
                                                                              2010   168.16         182.42                32
                                                                              2011   182.42         167.25                30
                                                                              2012   167.25         203.18                30
                                                                              2013   203.18         259.45                25
                                                                              2014   259.45         270.66                 0
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A) and
before that MFS(R) Investors Trust Investment Division (Class A))............ 2005     8.85           9.41                57
                                                                              2006     9.41           9.87                59
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))........... 2006     9.82          10.57               100
                                                                              2007    10.57           9.87               108
                                                                              2008     9.87           4.45               118
                                                                              2009     4.45           6.08               123
                                                                              2010     6.08           6.50               134
                                                                              2011     6.50           6.92                 0
Fidelity Equity-Income Investment Division (Initial Class)................... 2005    42.07          44.11             2,814
                                                                              2006    44.11          52.52             2,516
                                                                              2007    52.52          52.82             2,280
                                                                              2008    52.82          30.00             1,908
                                                                              2009    30.00          38.70             1,765
                                                                              2010    38.70          44.15             1,632
                                                                              2011    44.15          44.16             1,386
                                                                              2012    44.16          51.32             1,271
                                                                              2013    51.32          65.15             1,180
                                                                              2014    65.15          70.16             1,077
Fidelity Growth Investment Division (Initial Class).......................... 2005    36.99          38.77             3,645
                                                                              2006    38.77          41.03             3,115
                                                                              2007    41.03          51.61             2,815
                                                                              2008    51.61          27.01             2,438
                                                                              2009    27.01          34.32             2,292
                                                                              2010    34.32          42.22             2,111
                                                                              2011    42.22          41.91             1,783
                                                                              2012    41.91          47.61             1,633
                                                                              2013    47.61          64.31             1,489
                                                                              2014    64.31          70.90             1,382
Fidelity Investment Grade Bond Investment Division (Initial Class)........... 2005    22.93          23.22               895
                                                                              2006    23.22          24.00               809
                                                                              2007    24.00          24.80               841
                                                                              2008    24.80          23.77               730
                                                                              2009    23.77          27.25               794
                                                                              2010    27.25          29.11               761
                                                                              2011    29.11          30.95               691
                                                                              2012    30.95          32.46               686
                                                                              2013    32.46          31.59               527
                                                                              2014    31.59          33.12               477
Fidelity Overseas Investment Division (Initial Class)........................ 2005    22.14          26.12             1,303
                                                                              2006    26.12          30.55             1,300
                                                                              2007    30.55          35.50             1,276
                                                                              2008    35.50          33.46                 0


                                     FFA-70
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                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
Frontier Mid Cap Growth Investment Division (Class A)........................ 2005   43.03          47.18              1,356
                                                                              2006   47.18          49.89              1,235
                                                                              2007   49.89          59.58              1,096
                                                                              2008   59.58          32.03              1,008
                                                                              2009   32.03          47.42                941
                                                                              2010   47.42          54.16                857
                                                                              2011   54.16          52.04                697
                                                                              2012   52.04          57.21                631
                                                                              2013   57.21          75.25                576
                                                                              2014   75.25          82.85                528
Harris Oakmark International Investment Division (Class E)................... 2005   14.22          16.10                296
                                                                              2006   16.10          20.57                634
                                                                              2007   20.57          20.18                664
                                                                              2008   20.18          11.82                563
                                                                              2009   11.82          18.19                652
                                                                              2010   18.19          20.99                657
                                                                              2011   20.99          17.86                638
                                                                              2012   17.86          22.87                666
                                                                              2013   22.87          29.60                712
                                                                              2014   29.60          27.66                700
Invesco Mid Cap Value Investment Division (Class A) (formerly Lord Abbett
Mid Cap Value Investment Division (Class A))................................. 2005   22.60          25.14                942
                                                                              2006   25.14          27.76              1,116
                                                                              2007   27.76          28.44              1,072
                                                                              2008   28.44          14.83                963
                                                                              2009   14.83          21.76                961
                                                                              2010   21.76          27.23                946
                                                                              2011   27.23          25.25                827
                                                                              2012   25.25          27.98                  0
Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap
Value Investment Division (Class A))......................................... 2012   27.85          28.75                756
                                                                              2013   28.75          37.21                657
                                                                              2014   37.21          40.53                622
Invesco Small Cap Growth Investment Division (Class E)....................... 2005   12.42          13.34                 29
                                                                              2006   13.34          15.10                 53
                                                                              2007   15.10          16.63                 57
                                                                              2008   16.63          10.10                 62
                                                                              2009   10.10          13.40                 75
                                                                              2010   13.40          16.77                 64
                                                                              2011   16.77          16.45                 69
                                                                              2012   16.45          19.28                 69
                                                                              2013   19.28          26.81                104
                                                                              2014   26.81          28.69                 98
Jennison Growth Investment Division (Class A)................................ 2005    4.18           5.06                317
                                                                              2006    5.06           5.15                416
                                                                              2007    5.15           5.70                431
                                                                              2008    5.70           3.59                460
                                                                              2009    3.59           4.98                477
                                                                              2010    4.98           5.50                475
                                                                              2011    5.50           5.48                429
                                                                              2012    5.48           6.29                611
                                                                              2013    6.29           8.53                550
                                                                              2014    8.53           9.22                514
Jennison Growth Investment Division (Class A) (formerly Met/Putnam
Voyager Investment Division (Class A))....................................... 2005    4.53           4.14                280
Jennison Growth Investment Division (Class A) (formerly Oppenheimer
Capital Appreciation Investment Division (Class E) (5/1/2005))............... 2005   10.02          10.93                  3
                                                                              2006   10.93          11.66                 31
                                                                              2007   11.66          13.22                 48
                                                                              2008   13.22           7.08                 59
                                                                              2009    7.08          10.09                 74
                                                                              2010   10.09          10.94                 88
                                                                              2011   10.94          10.72                 78
                                                                              2012   10.72          12.07                  0
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)....... 2013   13.32          14.68                 84
                                                                              2014   14.68          15.05                119
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2008    9.99           8.01                 10
                                                                              2009    8.01          10.14                 24
                                                                              2010   10.14          11.23                 23
                                                                              2011   11.23          11.37                 56
                                                                              2012   11.37          12.67                 79
                                                                              2013   12.67          13.24                  0


                                     FFA-71
<

                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
Loomis Sayles Small Cap Core Investment Division (Class A)................... 2005   28.47          30.16                 94
                                                                              2006   30.16          34.86                155
                                                                              2007   34.86          38.64                179
                                                                              2008   38.64          24.54                176
                                                                              2009   24.54          31.66                183
                                                                              2010   31.66          40.00                177
                                                                              2011   40.00          39.86                174
                                                                              2012   39.86          45.23                170
                                                                              2013   45.23          63.19                179
                                                                              2014   63.19          64.95                162
Loomis Sayles Small Cap Growth Investment Division (Class A)................. 2005    9.99          10.36                126
                                                                              2006   10.36          11.29                205
                                                                              2007   11.29          11.69                186
                                                                              2008   11.69           6.81                195
                                                                              2009    6.81           8.77                186
                                                                              2010    8.77          11.44                194
                                                                              2011   11.44          11.67                215
                                                                              2012   11.67          12.86                190
                                                                              2013   12.86          18.94                245
                                                                              2014   18.94          18.99                216
Lord Abbett Bond Debenture Investment Division (Class A)..................... 2005   13.78          13.90                408
                                                                              2006   13.90          15.05                562
                                                                              2007   15.05          15.93                647
                                                                              2008   15.93          12.88                617
                                                                              2009   12.88          17.49                629
                                                                              2010   17.49          19.61                608
                                                                              2011   19.61          20.37                543
                                                                              2012   20.37          22.84                603
                                                                              2013   22.84          24.47                632
                                                                              2014   24.47          25.48                625
Met/Artisan Mid Cap Value Investment Division (Class A)...................... 2005   35.53          38.71                559
                                                                              2006   38.71          43.13                558
                                                                              2007   43.13          39.80                484
                                                                              2008   39.80          21.28                431
                                                                              2009   21.28          29.85                419
                                                                              2010   29.85          34.02                387
                                                                              2011   34.02          35.98                377
                                                                              2012   35.98          39.87                334
                                                                              2013   39.87          54.05                300
                                                                              2014   54.05          54.57                270
Met/Franklin Low Duration Total Return Investment Division (Class B)......... 2011    9.98           9.79                 12
                                                                              2012    9.79          10.13                 51
                                                                              2013   10.13          10.15                190
                                                                              2014   10.15          10.16                197
MetLife Asset Allocation 100 Investment Division (formerly MetLife
Aggressive Strategy Investment Division (Class A)) (5/2/2011)................ 2011   12.70          10.93                956
                                                                              2012   10.93          12.67              1,025
                                                                              2013   12.67          16.29              1,014
                                                                              2014   16.29          16.98              1,051
MetLife Asset Allocation 100 Investment Division (formerly MetLife
Aggressive Strategy Investment Division and before that MetLife Aggressive
Allocation Investment Division (Class A)) (5/1/2005)......................... 2005    9.99          11.20                 11
                                                                              2006   11.20          12.87                171
                                                                              2007   12.87          13.20                336
                                                                              2008   13.20           7.80                526
                                                                              2009    7.80          10.20                723
                                                                              2010   10.20          11.71                938
                                                                              2011   11.71          12.73                  0
MetLife Asset Allocation 20 Investment Division (formerly MetLife
Conservative Allocation Investment Division (Class A)) (5/1/2005)............ 2005    9.99          10.34                 15
                                                                              2006   10.34          10.99                 75
                                                                              2007   10.99          11.51                297
                                                                              2008   11.51           9.79                332
                                                                              2009    9.79          11.71                380
                                                                              2010   11.71          12.80                464
                                                                              2011   12.80          13.12                490
                                                                              2012   13.12          14.23                628
                                                                              2013   14.23          14.74                447
                                                                              2014   14.74          15.29                463


                                     FFA-72
<

                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
MetLife Asset Allocation 40 Investment Division (formerly MetLife
Conservative to Moderate Allocation Investment Division (Class A))
(5/1/2005).................................................................... 2005    9.99          10.57                 33
                                                                               2006   10.57          11.49                223
                                                                               2007   11.49          11.96                430
                                                                               2008   11.96           9.31                529
                                                                               2009    9.31          11.44                691
                                                                               2010   11.44          12.67              1,045
                                                                               2011   12.67          12.71              1,289
                                                                               2012   12.71          14.07              1,481
                                                                               2013   14.07          15.49              1,576
                                                                               2014   15.49          16.14              1,771
MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate
Allocation Investment Division (Class A)) (5/1/2005).......................... 2005    9.99          10.79                117
                                                                               2006   10.79          11.99                589
                                                                               2007   11.99          12.42              1,302
                                                                               2008   12.42           8.80              1,718
                                                                               2009    8.80          11.06              2,113
                                                                               2010   11.06          12.44              2,409
                                                                               2011   12.44          12.18              2,647
                                                                               2012   12.18          13.69              3,048
                                                                               2013   13.69          16.04              3,373
                                                                               2014   16.04          16.74              3,493
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013).................... 2013   11.89          13.60                 27
                                                                               2014   13.60          13.57                  0
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)........ 2008    9.99           7.05                  3
                                                                               2009    7.05           8.98                 14
                                                                               2010    8.98           9.79                 16
                                                                               2011    9.79           9.53                 23
                                                                               2012    9.53          10.96                 30
                                                                               2013   10.96          11.82                  0
MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate
to Aggressive Allocation Investment Division (Class A)) (5/1/2005)............ 2005    9.99          11.02                 51
                                                                               2006   11.02          12.50                574
                                                                               2007   12.50          12.90              1,213
                                                                               2008   12.90           8.31              1,607
                                                                               2009    8.31          10.65              2,142
                                                                               2010   10.65          12.12              2,566
                                                                               2011   12.12          11.58              2,806
                                                                               2012   11.58          13.29              3,038
                                                                               2013   13.29          16.39              3,170
                                                                               2014   16.39          17.14              3,177
MetLife Mid Cap Stock Index Investment Division (Class A)..................... 2005   13.48          14.99                872
                                                                               2006   14.99          16.35              1,291
                                                                               2007   16.35          17.46              1,299
                                                                               2008   17.46          11.04              1,269
                                                                               2009   11.04          14.98              1,296
                                                                               2010   14.98          18.74              1,260
                                                                               2011   18.74          18.21              1,189
                                                                               2012   18.21          21.22              1,127
                                                                               2013   21.22          27.99              1,105
                                                                               2014   27.99          30.36              1,043
MetLife Stock Index Investment Division (Class A)............................. 2005   41.29          42.80              4,020
                                                                               2006   42.80          48.96              4,043
                                                                               2007   48.96          51.03              3,746
                                                                               2008   51.03          31.80              3,367
                                                                               2009   31.80          39.76              3,167
                                                                               2010   39.76          45.23              3,028
                                                                               2011   45.23          45.63              2,563
                                                                               2012   45.63          52.32              2,280
                                                                               2013   52.32          68.43              2,035
                                                                               2014   68.43          76.84              1,886
MFS(R) Research International Investment Division* (Class A).................. 2005   11.90          13.77                158
                                                                               2006   13.77          17.31                383
                                                                               2007   17.31          19.48                428
                                                                               2008   19.48          11.14              2,486
                                                                               2009   11.14          14.56              2,360
                                                                               2010   14.56          16.11              2,133
                                                                               2011   16.11          14.29              1,816
                                                                               2012   14.29          16.56              1,669
                                                                               2013   16.56          19.62              1,525
                                                                               2014   19.62          18.12              1,391


                                     FFA-73
<

                                                                                                                   NUMBER OF
                                                                                    BEGINNING OF                  ACCUMULATION
                                                                                        YEAR        END OF YEAR   UNITS END OF
                                                                                    ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
MFS(R) Total Return Investment Division (Class A).......................... 2005   36.38          37.16              1,466
                                                                            2006   37.16          41.31              1,337
                                                                            2007   41.31          42.71              1,233
                                                                            2008   42.71          32.94              1,056
                                                                            2009   32.94          38.70                960
                                                                            2010   38.70          42.20                890
                                                                            2011   42.20          42.81                759
                                                                            2012   42.81          47.32                705
                                                                            2013   47.32          55.78                655
                                                                            2014   55.78          60.03                598
MFS(R) Value Investment Division (Class A)................................. 2005   13.65          13.33              1,123
                                                                            2006   13.33          15.60              1,335
                                                                            2007   15.60          14.87              1,284
                                                                            2008   14.87           9.80              1,059
                                                                            2009    9.80          11.73              1,035
                                                                            2010   11.73          12.95              1,023
                                                                            2011   12.95          12.93                953
                                                                            2012   12.93          14.95                867
                                                                            2013   14.95          20.10              1,032
                                                                            2014   20.10          22.06              1,001
MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
Investment Division (Class E))............................................. 2005   27.67          30.29                 41
                                                                            2006   30.29          33.54                 62
                                                                            2007   33.54          34.57                 64
                                                                            2008   34.57          20.87                 58
                                                                            2009   20.87          25.16                 54
                                                                            2010   25.16          28.51                 55
                                                                            2011   28.51          26.47                 47
                                                                            2012   26.47          30.30                 43
                                                                            2013   30.30          33.42                  0
MFS(R) Value Investment Division (Class A) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008).......................... 2008    9.99           6.62                  3
                                                                            2009    6.62           8.19                 26
                                                                            2010    8.19           9.00                 54
                                                                            2011    9.00           8.87                 60
                                                                            2012    8.87          10.01                 69
                                                                            2013   10.01          10.98                  0
Morgan Stanley Mid Cap Growth Investment Division (Class A)................ 2010   14.24          16.61              2,835
                                                                            2011   16.61          15.36              2,434
                                                                            2012   15.36          16.67              2,175
                                                                            2013   16.67          23.00              1,907
                                                                            2014   23.00          23.08              1,704
Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly FI
Mid Cap Opportunities Investment Division (Class A))....................... 2005   17.57          18.61              3,336
                                                                            2006   18.61          20.62              3,690
                                                                            2007   20.62          22.13              3,422
                                                                            2008   22.13           9.80              3,029
                                                                            2009    9.80          12.99              2,939
                                                                            2010   12.99          14.09                  0
MSCI EAFE(R) Index Investment Division (Class A)........................... 2005   11.70          13.13              1,045
                                                                            2006   13.13          16.35              1,481
                                                                            2007   16.35          17.95              1,506
                                                                            2008   17.95          10.30              1,490
                                                                            2009   10.30          13.13              1,526
                                                                            2010   13.13          14.07              1,493
                                                                            2011   14.07          12.19              1,387
                                                                            2012   12.19          14.29              1,265
                                                                            2013   14.29          17.26              1,188
                                                                            2014   17.26          16.07              1,172
Neuberger Berman Genesis Investment Division (Class A)..................... 2005   18.66          19.25                990
                                                                            2006   19.25          22.26              1,299
                                                                            2007   22.26          21.29              1,187
                                                                            2008   21.29          12.99              1,045
                                                                            2009   12.99          14.56                922
                                                                            2010   14.56          17.54                861
                                                                            2011   17.54          18.38                802
                                                                            2012   18.38          20.04                696
                                                                            2013   20.04          27.49                677
                                                                            2014   27.49          27.24                590


                                     FFA-74
<

                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class A) (formerly MLA Mid
Cap Investment Division (Class E))............................................ 2005   13.81          14.81                 78
                                                                               2006   14.81          16.83                 98
                                                                               2007   16.83          16.23                119
                                                                               2008   16.23           9.93                121
                                                                               2009    9.93          13.47                117
                                                                               2010   13.47          16.42                312
                                                                               2011   16.42          15.41                287
                                                                               2012   15.41          16.09                111
                                                                               2013   16.09          17.48                  0
Oppenheimer Global Equity Investment Division* (Class A)...................... 2005   15.55          17.91              1,404
                                                                               2006   17.91          20.68              1,700
                                                                               2007   20.68          21.82              1,597
                                                                               2008   21.82          12.89              1,449
                                                                               2009   12.89          17.92              1,379
                                                                               2010   17.92          20.63              1,289
                                                                               2011   20.63          18.75              1,158
                                                                               2012   18.75          22.57              1,059
                                                                               2013   22.57          28.50                962
                                                                               2014   28.50          28.93                857
Oppenheimer Global Equity Investment Division (Class A) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2008    9.99           6.59                  8
                                                                               2009    6.59           8.65                 20
                                                                               2010    8.65           9.23                 16
                                                                               2011    9.23           8.51                 25
                                                                               2012    8.51          10.30                 30
                                                                               2013   10.30          10.97                  0
PIMCO Inflation Protected Bond Investment Division (Class E) (5/1/2006)....... 2006   11.17          11.32                 11
                                                                               2007   11.32          12.43                 42
                                                                               2008   12.43          11.49                328
                                                                               2009   11.49          13.45                478
                                                                               2010   13.45          14.37                523
                                                                               2011   14.37          15.83                673
                                                                               2012   15.83          17.13                806
                                                                               2013   17.13          15.41                652
                                                                               2014   15.41          15.74                551
PIMCO Total Return Investment Division (Class A).............................. 2005   12.38          12.56                978
                                                                               2006   12.56          13.04              1,318
                                                                               2007   13.04          13.93              1,307
                                                                               2008   13.93          13.89              1,436
                                                                               2009   13.89          16.29              1,580
                                                                               2010   16.29          17.50              1,749
                                                                               2011   17.50          17.93              1,605
                                                                               2012   17.93          19.46              1,628
                                                                               2013   19.46          18.94              1,569
                                                                               2014   18.94          19.61              1,379
Russell 2000(R) Index Investment Division (Class A)........................... 2005   16.21          16.78                955
                                                                               2006   16.78          19.61              1,305
                                                                               2007   19.61          19.13              1,234
                                                                               2008   19.13          12.60              1,191
                                                                               2009   12.60          15.73              1,207
                                                                               2010   15.73          19.78              1,203
                                                                               2011   19.78          18.79              1,040
                                                                               2012   18.79          21.66                934
                                                                               2013   21.66          29.73                851
                                                                               2014   29.73          30.94                786
SSGA Growth & Income ETF Investment Division (Class E) (5/1/2006)............. 2006   10.54          11.23                  3
                                                                               2007   11.23          11.74                 16
                                                                               2008   11.74           8.72                 16
                                                                               2009    8.72          10.80                 31
                                                                               2010   10.80          12.02                 58
                                                                               2011   12.02          12.05                 44
                                                                               2012   12.05          13.47                 78
                                                                               2013   13.47          15.10                114
                                                                               2014   15.10          15.85                128
SSGA Growth ETF Investment Division (Class E) (5/1/2006)...................... 2006   10.74          11.50                 12
                                                                               2007   11.50          12.04                 51
                                                                               2008   12.04           8.00                 64
                                                                               2009    8.00          10.25                 75
                                                                               2010   10.25          11.59                 78
                                                                               2011   11.59          11.26                 80
                                                                               2012   11.26          12.84                 70
                                                                               2013   12.84          15.04                 77
                                                                               2014   15.04          15.71                 81


                                     FFA-75
<

                                                                                                              NUMBER OF
                                                                               BEGINNING OF                  ACCUMULATION
                                                                                   YEAR        END OF YEAR   UNITS END OF
                                                                               ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                     YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
---------------------------------------------------------------------- ------ -------------- -------------- -------------
T. Rowe Price Large Cap Growth Investment Division (Class A).......... 2005   12.58          13.28                666
                                                                       2006   13.28          14.90                883
                                                                       2007   14.90          16.14                844
                                                                       2008   16.14           9.29                777
                                                                       2009    9.29          13.20                783
                                                                       2010   13.20          15.31                793
                                                                       2011   15.31          15.00                730
                                                                       2012   15.00          17.68                734
                                                                       2013   17.68          24.37                901
                                                                       2014   24.37          26.34                880
T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
RCM Technology Investment Division (Class A))......................... 2005    5.41           5.97                188
                                                                       2006    5.97           6.23                274
                                                                       2007    6.23           8.13                474
                                                                       2008    8.13           4.49                358
                                                                       2009    4.49           7.08                395
                                                                       2010    7.08           9.00                451
                                                                       2011    9.00           8.04                402
                                                                       2012    8.04           8.95                343
                                                                       2013    8.95           9.39                  0
T. Rowe Price Mid Cap Growth Investment Division (Class A)............ 2005    7.44           8.47                544
                                                                       2006    8.47           8.94                857
                                                                       2007    8.94          10.44                939
                                                                       2008   10.44           6.24                916
                                                                       2009    6.24           9.02                959
                                                                       2010    9.02          11.44                942
                                                                       2011   11.44          11.18                883
                                                                       2012   11.18          12.62                870
                                                                       2013   12.62          17.12                937
                                                                       2014   17.12          19.17                965
T. Rowe Price Small Cap Growth Investment Division (Class A).......... 2005   13.86          15.24              1,483
                                                                       2006   15.24          15.68              1,799
                                                                       2007   15.68          17.07              1,624
                                                                       2008   17.07          10.78              1,479
                                                                       2009   10.78          14.85              1,453
                                                                       2010   14.85          19.84              1,455
                                                                       2011   19.84          20.01              1,253
                                                                       2012   20.01          23.02              1,142
                                                                       2013   23.02          32.97              1,078
                                                                       2014   32.97          34.92                964
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A).................................................... 2005   21.18          21.58                178
                                                                       2006   21.58          22.46                252
                                                                       2007   22.46          23.14                278
                                                                       2008   23.14          19.48                248
                                                                       2009   19.48          25.52                271
                                                                       2010   25.52          28.50                311
                                                                       2011   28.50          29.97                309
                                                                       2012   29.97          33.10                390
                                                                       2013   33.10          33.15                400
                                                                       2014   33.15          34.63                416
Western Asset Management U.S. Government Investment Division (Class A) 2005   16.92          17.05                196
                                                                       2006   17.05          17.59                275
                                                                       2007   17.59          18.18                326
                                                                       2008   18.18          17.95                348
                                                                       2009   17.95          18.55                320
                                                                       2010   18.55          19.44                286
                                                                       2011   19.44          20.32                258
                                                                       2012   20.32          20.81                246
                                                                       2013   20.81          20.46                211
                                                                       2014   20.46          20.84                197
WMC Balanced Investment Division (formerly BlackRock Diversified
Investment Division (Class A))........................................ 2005   43.58          44.49                919
                                                                       2006   44.49          48.71                975
                                                                       2007   48.71          51.10                899
                                                                       2008   51.10          38.07                798
                                                                       2009   38.07          44.23                751
                                                                       2010   44.23          48.04                655
                                                                       2011   48.04          49.41                541
                                                                       2012   49.41          55.00                495
                                                                       2013   55.00          65.70                453
                                                                       2014   65.70          71.95                429


                                     FFA-76
<

                                                                                                                  NUMBER OF
                                                                                   BEGINNING OF                  ACCUMULATION
                                                                                       YEAR        END OF YEAR   UNITS END OF
                                                                                   ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
WMC Core Equity Opportunities Investment Division (formerly Davis
Venture Value Investment Division (Class A)).............................. 2005    32.99          36.04              326
                                                                           2006    36.04          40.91              470
                                                                           2007    40.91          42.38              486
                                                                           2008    42.38          25.46              473
                                                                           2009    25.46          33.29              451
                                                                           2010    33.29          36.94              423
                                                                           2011    36.94          35.11              391
                                                                           2012    35.11          39.26              370
                                                                           2013    39.26          52.00              343
                                                                           2014    52.00          56.99              312
WMC Large Cap Research Investment Division (formerly BlackRock Large
Cap Core Investment Division (Class A) and before that BlackRock Large Cap
Investment Division (Class A))............................................ 2005    70.82          72.67              905
                                                                           2006    72.67          82.15              829
                                                                           2007    82.15          86.35                0
WMC Large Cap Research Investment Division* (formerly BlackRock Large
Cap Core Investment Division (Class A))................................... 2007    85.63          86.77              758
                                                                           2008    86.77          54.05              654
                                                                           2009    54.05          63.94              604
                                                                           2010    63.94          71.41              545
                                                                           2011    71.41          71.12              473
                                                                           2012    71.12          80.08              418
                                                                           2013    80.08         106.77              386
                                                                           2014   106.77         120.52              355


------------

* We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the WMC Large Cap Research Portfolio, the Oppenheimer Global Equity Investment Division and MFS(R) Research International Investment Division (Class A).



The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.

The assets of the FI Value Leaders Investment Division (Class E) of the Metropolitan Fund were merged into MFS(R) Value Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.

The assets of the Met/Franklin Mutual Shares Investment Division (Class B) of the Met Investors Fund were merged into MFS(R) Value Investment Division (Class
A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

The assets of the MLA Mid Cap Investment Division (Class E) of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.


                                     FFA-77
<

The assets of the Met/Templeton Growth Investment Division (Class B) of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division (Class A) of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

The assets of the Oppenheimer Capital Appreciation Investment Division (Class
E) of the Met Investors Fund were merged into the Jennison Growth Investment Division (Class A) of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

The assets of Legg Mason Value Equity Investment Division of the Met Investors Trust were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

The assets of FI Mid Cap Opportunities Investment Division were merged into the Morgan Stanley Mid Cap Growth Investment Division on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Met Investors Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

Effective April 28, 2008, the Fidelity Overseas Investment Division of the Fidelity(R) VIP Funds was replaced by the MFS(R) Research International Division of the Met Investors Fund, and, is no longer available as a funding option.


The assets of BlackRock Large Cap Investment Division of the Metropolitan Fund were merged into the WMC Large Cap Research Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.


The assets of the MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.


The assets in Met/Putnam Voyager Investment Division were merged into Jennison Growth Investment Division prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.


Please see the Table of Expenses for more information.

                                     FFA-78
<

--------------------------------------------------------------------------------
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


This table shows fluctuations in the Accumulation Unit Values for Financial Freedom Deferred Annuities for each Investment Division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


                                                                                                                       NUMBER OF
                                                                                        BEGINNING OF                  ACCUMULATION
                                                                                            YEAR        END OF YEAR   UNITS END OF
                                                                                        ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2006    15.44          16.26               20
                                                                                2007    16.26          16.64              181
                                                                                2008    16.64          14.94              164
                                                                                2009    14.94          16.67              169
                                                                                2010    16.67          17.57              200
                                                                                2011    17.57          18.47              203
                                                                                2012    18.47          19.28              202
                                                                                2013    19.28          18.69              193
                                                                                2014    18.69          19.49              178
American Funds Global Small Capitalization Investment Division (Class 2)....... 2005    20.11          24.98              443
                                                                                2006    24.98          30.70              743
                                                                                2007    30.70          36.92              869
                                                                                2008    36.92          17.00              820
                                                                                2009    17.00          27.16              861
                                                                                2010    27.16          32.94              838
                                                                                2011    32.94          26.38              712
                                                                                2012    26.38          30.88              662
                                                                                2013    30.88          39.25              608
                                                                                2014    39.25          39.70              562
American Funds Growth Investment Division (Class 2)............................ 2005   140.76         162.02              168
                                                                                2006   162.02         176.90              259
                                                                                2007   176.90         196.86              274
                                                                                2008   196.86         109.26              286
                                                                                2009   109.26         150.89              304
                                                                                2010   150.89         177.40              304
                                                                                2011   177.40         168.23              285
                                                                                2012   168.23         196.45              257
                                                                                2013   196.45         253.20              239
                                                                                2014   253.20         272.16              217
American Funds Growth-Income Investment Division (Class 2)..................... 2005   107.47         112.67              284
                                                                                2006   112.67         128.59              317
                                                                                2007   128.59         133.79              340
                                                                                2008   133.79          82.37              337
                                                                                2009    82.37         107.09              328
                                                                                2010   107.09         118.21              311
                                                                                2011   118.21         114.96              290
                                                                                2012   114.96         133.78              271
                                                                                2013   133.78         176.93              248
                                                                                2014   176.93         193.91              235
American Funds(R) Balanced Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008    10.00           7.03               32
                                                                                2009     7.03           9.01               93
                                                                                2010     9.01          10.01              241
                                                                                2011    10.01           9.70              236
                                                                                2012     9.70          10.91              176
                                                                                2013    10.91          12.81              232
                                                                                2014    12.81          13.46              304
American Funds(R) Growth Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008     9.99           6.37               24
                                                                                2009     6.37           8.47               79
                                                                                2010     8.47           9.52              142
                                                                                2011     9.52           8.98              182
                                                                                2012     8.98          10.34              225
                                                                                2013    10.34          12.81              284
                                                                                2014    12.81          13.50              322
American Funds(R) Moderate Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008    10.01           7.70               23
                                                                                2009     7.70           9.42               63
                                                                                2010     9.42          10.26              151
                                                                                2011    10.26          10.18              194
                                                                                2012    10.18          11.18              193
                                                                                2013    11.18          12.57              225
                                                                                2014    12.57          13.21              294

                                     FFA-79
<

                                                                                                                 NUMBER OF
                                                                                  BEGINNING OF                  ACCUMULATION
                                                                                      YEAR        END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------- ------ -------------- -------------- -------------
Baillie Gifford International Stock Investment Division (Class A)........ 2005   16.11          18.83              1,179
                                                                          2006   18.83          21.73              1,262
                                                                          2007   21.73          23.75              1,095
                                                                          2008   23.75          13.14              1,021
                                                                          2009   13.14          15.91                971
                                                                          2010   15.91          16.90                852
                                                                          2011   16.90          13.41                672
                                                                          2012   13.41          15.88                585
                                                                          2013   15.88          18.17                521
                                                                          2014   18.17          17.44                465
Barclays Aggregate Bond Index Investment Division (Class A).............. 2005   13.42          13.57              1,266
                                                                          2006   13.57          14.00              1,651
                                                                          2007   14.00          14.82              1,753
                                                                          2008   14.82          15.56              1,497
                                                                          2009   15.56          16.21              1,549
                                                                          2010   16.21          17.03              1,540
                                                                          2011   17.03          18.14              1,425
                                                                          2012   18.14          18.67              1,478
                                                                          2013   18.67          18.06              1,427
                                                                          2014   18.06          18.93              1,410
BlackRock Bond Income Investment Division (Class A)...................... 2005   47.30          47.99                428
                                                                          2006   47.99          49.64                435
                                                                          2007   49.64          52.26                448
                                                                          2008   52.26          49.99                394
                                                                          2009   49.99          54.21                367
                                                                          2010   54.21          58.18                355
                                                                          2011   58.18          61.42                309
                                                                          2012   61.42          65.44                287
                                                                          2013   65.44          64.32                257
                                                                          2014   64.32          68.24                247
BlackRock Capital Appreciation Investment Division (Class E)............. 2005   11.08          11.73                  9
                                                                          2006   11.73          12.08                 50
                                                                          2007   12.08          14.19                 66
                                                                          2008   14.19           8.90                 89
                                                                          2009    8.90          12.05                125
                                                                          2010   12.05          14.28                156
                                                                          2011   14.28          12.87                173
                                                                          2012   12.87          14.55                160
                                                                          2013   14.55          19.33                135
                                                                          2014   19.33          20.82                134
BlackRock Capital Appreciation Investment Division (Class E) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class E) and
before that FI Large Cap Investment Division (Class E)) (5/1/2006)....... 2006   18.03          18.30                  3
                                                                          2007   18.30          18.81                  5
                                                                          2008   18.81          10.27                 14
                                                                          2009   10.27          10.72                  0
BlackRock Large Cap Value Investment Division (Class E).................. 2005   11.96          12.53                 88
                                                                          2006   12.53          14.79                262
                                                                          2007   14.79          15.13                317
                                                                          2008   15.13           9.73                312
                                                                          2009    9.73          10.72                309
                                                                          2010   10.72          11.58                347
                                                                          2011   11.58          11.71                361
                                                                          2012   11.71          13.24                298
                                                                          2013   13.24          17.31                319
                                                                          2014   17.31          18.82                329
Calvert VP SRI Balanced Investment Division.............................. 2005   25.37          26.56                306
                                                                          2006   26.56          28.62                291
                                                                          2007   28.62          29.13                265
                                                                          2008   29.13          19.81                228
                                                                          2009   19.81          24.59                203
                                                                          2010   24.59          27.31                190
                                                                          2011   27.31          28.29                166
                                                                          2012   28.29          30.97                152
                                                                          2013   30.97          36.20                143
                                                                          2014   36.20          39.31                131
Calvert VP SRI Mid Cap Growth Investment Division........................ 2005   27.07          26.92                466
                                                                          2006   26.92          28.51                419
                                                                          2007   28.51          31.11                395
                                                                          2008   31.11          19.35                377
                                                                          2009   19.35          25.31                370
                                                                          2010   25.31          32.96                371
                                                                          2011   32.96          33.41                338
                                                                          2012   33.41          38.65                319
                                                                          2013   38.65          49.73                285
                                                                          2014   49.73          53.25                256


                                     FFA-80
<

                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
Clarion Global Real Estate Investment Division (Class E)..................... 2005    12.88          14.48               160
                                                                              2006    14.48          19.74               464
                                                                              2007    19.74          16.65               399
                                                                              2008    16.65           9.61               415
                                                                              2009     9.61          12.85               423
                                                                              2010    12.85          14.79               412
                                                                              2011    14.79          13.86               398
                                                                              2012    13.86          17.32               449
                                                                              2013    17.32          17.78               471
                                                                              2014    17.78          19.97               453
ClearBridge Aggressive Growth Investment Division (Class A).................. 2005     7.41           8.36               214
                                                                              2006     8.36           8.15               353
                                                                              2007     8.15           8.28               331
                                                                              2008     8.28           5.00               318
                                                                              2009     5.00           6.62               340
                                                                              2010     6.62           8.13               336
                                                                              2011     8.13           8.34               429
                                                                              2012     8.34           9.82               452
                                                                              2013     9.82          14.20               577
                                                                              2014    14.20          16.75             1,231
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division and before that Janus
Forty Investment Division (Class E)) (4/30/2007)............................. 2007   167.63         206.42                 3
                                                                              2008   206.42         118.71                20
                                                                              2009   118.71         168.16                30
                                                                              2010   168.16         182.42                32
                                                                              2011   182.42         167.25                30
                                                                              2012   167.25         203.18                30
                                                                              2013   203.18         259.45                25
                                                                              2014   259.45         270.66                 0
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A) and
before that MFS(R) Investors Trust Investment Division (Class A))............ 2005     8.85           9.41                57
                                                                              2006     9.41           9.87                59
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))........... 2006     9.82          10.57               100
                                                                              2007    10.57           9.87               108
                                                                              2008     9.87           4.45               118
                                                                              2009     4.45           6.08               123
                                                                              2010     6.08           6.50               134
                                                                              2011     6.50           6.92                 0
Fidelity Equity-Income Investment Division (Initial Class)................... 2005    42.07          44.11             2,814
                                                                              2006    44.11          52.52             2,516
                                                                              2007    52.52          52.82             2,280
                                                                              2008    52.82          30.00             1,908
                                                                              2009    30.00          38.70             1,765
                                                                              2010    38.70          44.15             1,632
                                                                              2011    44.15          44.16             1,386
                                                                              2012    44.16          51.32             1,271
                                                                              2013    51.32          65.15             1,180
                                                                              2014    65.15          70.16             1,077
Fidelity Growth Investment Division (Initial Class).......................... 2005    36.99          38.77             3,645
                                                                              2006    38.77          41.03             3,115
                                                                              2007    41.03          51.61             2,815
                                                                              2008    51.61          27.01             2,438
                                                                              2009    27.01          34.32             2,292
                                                                              2010    34.32          42.22             2,111
                                                                              2011    42.22          41.91             1,783
                                                                              2012    41.91          47.61             1,633
                                                                              2013    47.61          64.31             1,489
                                                                              2014    64.31          70.90             1,382
Fidelity Investment Grade Bond Investment Division (Initial Class)........... 2005    22.93          23.22               895
                                                                              2006    23.22          24.00               809
                                                                              2007    24.00          24.80               841
                                                                              2008    24.80          23.77               730
                                                                              2009    23.77          27.25               794
                                                                              2010    27.25          29.11               761
                                                                              2011    29.11          30.95               691
                                                                              2012    30.95          32.46               686
                                                                              2013    32.46          31.59               527
                                                                              2014    31.59          33.12               477


                                     FFA-81
<

                                                                                                                    NUMBER OF
                                                                                     BEGINNING OF                  ACCUMULATION
                                                                                         YEAR        END OF YEAR   UNITS END OF
                                                                                     ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Fidelity Money Market Investment Division (Initial Class)................... 2005   15.21          15.53                399
                                                                             2006   15.53          16.13                692
                                                                             2007   16.13          16.81                933
                                                                             2008   16.81          17.15                864
                                                                             2009   17.15          17.11                854
                                                                             2010   17.11          16.99                632
                                                                             2011   16.99          16.85                597
                                                                             2012   16.85          16.72                471
                                                                             2013   16.72          16.56                489
                                                                             2014   16.56          16.41                391
Fidelity Overseas Investment Division (Initial Class)....................... 2005   22.14          26.12              1,303
                                                                             2006   26.12          30.55              1,300
                                                                             2007   30.55          35.50              1,276
                                                                             2008   35.50          33.46                  0
Frontier Mid Cap Growth Investment Division (Class A)....................... 2005   43.03          47.18              1,356
                                                                             2006   47.18          49.89              1,235
                                                                             2007   49.89          59.58              1,096
                                                                             2008   59.58          32.03              1,008
                                                                             2009   32.03          47.42                941
                                                                             2010   47.42          54.16                857
                                                                             2011   54.16          52.04                697
                                                                             2012   52.04          57.21                631
                                                                             2013   57.21          75.25                576
                                                                             2014   75.25          82.85                528
Harris Oakmark International Investment Division (Class E).................. 2005   14.22          16.10                296
                                                                             2006   16.10          20.57                634
                                                                             2007   20.57          20.18                664
                                                                             2008   20.18          11.82                563
                                                                             2009   11.82          18.19                652
                                                                             2010   18.19          20.99                657
                                                                             2011   20.99          17.86                638
                                                                             2012   17.86          22.87                666
                                                                             2013   22.87          29.60                712
                                                                             2014   29.60          27.66                700
Invesco Mid Cap Value Investment Division (Class A) (formerly Lord Abbett
Mid Cap Value Investment Division (Class A))................................ 2005   22.60          25.14                942
                                                                             2006   25.14          27.76              1,116
                                                                             2007   27.76          28.44              1,072
                                                                             2008   28.44          14.83                963
                                                                             2009   14.83          21.76                961
                                                                             2010   21.76          27.23                946
                                                                             2011   27.23          25.25                827
                                                                             2012   25.25          27.98                  0
Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap
Value Investment Division (Class A))........................................ 2012   27.85          28.75                756
                                                                             2013   28.75          37.21                657
                                                                             2014   37.21          40.53                622
Invesco Small Cap Growth Investment Division (Class E)...................... 2005   12.42          13.34                 29
                                                                             2006   13.34          15.10                 53
                                                                             2007   15.10          16.63                 57
                                                                             2008   16.63          10.10                 62
                                                                             2009   10.10          13.40                 75
                                                                             2010   13.40          16.77                 64
                                                                             2011   16.77          16.45                 69
                                                                             2012   16.45          19.28                 69
                                                                             2013   19.28          26.81                104
                                                                             2014   26.81          28.69                 98
Jennison Growth Investment Division (Class A)............................... 2005   4.18           5.06                 317
                                                                             2006   5.06           5.15                 416
                                                                             2007   5.15           5.70                 431
                                                                             2008   5.70           3.59                 460
                                                                             2009   3.59           4.98                 477
                                                                             2010   4.98           5.50                 475
                                                                             2011   5.50           5.48                 429
                                                                             2012   5.48           6.29                 611
                                                                             2013   6.29           8.53                 550
                                                                             2014   8.53           9.22                 514
Jennison Growth Investment Division (Class A) (formerly Met/Putnam
Voyager Investment Division (Class A))...................................... 2005   4.53           4.14                 280


                                     FFA-82
<

                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
Jennison Growth Investment Division (Class A) (formerly Oppenheimer
Capital Appreciation Investment Division (Class E)).......................... 2005   10.02          10.93                  3
                                                                              2006   10.93          11.66                 31
                                                                              2007   11.66          13.22                 48
                                                                              2008   13.22           7.08                 59
                                                                              2009    7.08          10.09                 74
                                                                              2010   10.09          10.94                 88
                                                                              2011   10.94          10.72                 78
                                                                              2012   10.72          12.07                  0
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)....... 2013   13.32          14.68                 84
                                                                              2014   14.68          15.05                119
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2008    9.99           8.01                 10
                                                                              2009    8.01          10.14                 24
                                                                              2010   10.14          11.23                 23
                                                                              2011   11.23          11.37                 56
                                                                              2012   11.37          12.67                 79
                                                                              2013   12.67          13.24                  0
Loomis Sayles Small Cap Core Investment Division (Class A)................... 2005   28.47          30.16                 94
                                                                              2006   30.16          34.86                155
                                                                              2007   34.86          38.64                179
                                                                              2008   38.64          24.54                176
                                                                              2009   24.54          31.66                183
                                                                              2010   31.66          40.00                177
                                                                              2011   40.00          39.86                174
                                                                              2012   39.86          45.23                170
                                                                              2013   45.23          63.19                179
                                                                              2014   63.19          64.95                162
Loomis Sayles Small Cap Growth Investment Division (Class A)................. 2005    9.99          10.36                126
                                                                              2006   10.36          11.29                205
                                                                              2007   11.29          11.69                186
                                                                              2008   11.69           6.81                195
                                                                              2009    6.81           8.77                186
                                                                              2010    8.77          11.44                194
                                                                              2011   11.44          11.67                215
                                                                              2012   11.67          12.86                190
                                                                              2013   12.86          18.94                245
                                                                              2014   18.94          18.99                216
Lord Abbett Bond Debenture Investment Division (Class A)..................... 2005   13.78          13.90                408
                                                                              2006   13.90          15.05                562
                                                                              2007   15.05          15.93                647
                                                                              2008   15.93          12.88                617
                                                                              2009   12.88          17.49                629
                                                                              2010   17.49          19.61                608
                                                                              2011   19.61          20.37                543
                                                                              2012   20.37          22.84                603
                                                                              2013   22.84          24.47                632
                                                                              2014   24.47          25.48                625
Met/Artisan Mid Cap Value Investment Division (Class A)...................... 2005   35.53          38.71                559
                                                                              2006   38.71          43.13                558
                                                                              2007   43.13          39.80                484
                                                                              2008   39.80          21.28                431
                                                                              2009   21.28          29.85                419
                                                                              2010   29.85          34.02                387
                                                                              2011   34.02          35.98                377
                                                                              2012   35.98          39.87                334
                                                                              2013   39.87          54.05                300
                                                                              2014   54.05          54.57                270
Met/Franklin Low Duration Total Return Investment Division (Class B)......... 2011    9.98           9.79                 12
                                                                              2012    9.79          10.13                 51
                                                                              2013   10.13          10.15                190
                                                                              2014   10.15          10.16                197
MetLife Asset Allocation 100 Investment Division (formerly MetLife
Aggressive Strategy Investment Division (Class A)) (5/2/2011)................ 2011   12.70          10.93                956
                                                                              2012   10.93          12.67              1,025
                                                                              2013   12.67          16.29              1,014
                                                                              2014   16.29          16.98              1,051
MetLife Asset Allocation 100 Investment Division (formerly MetLife
Aggressive Strategy Investment Division and before that MetLife Aggressive
Allocation Investment Division (Class A)) (5/1/2005)......................... 2005    9.99          11.20                 11
                                                                              2006   11.20          12.87                171
                                                                              2007   12.87          13.20                336
                                                                              2008   13.20           7.80                526
                                                                              2009    7.80          10.20                723
                                                                              2010   10.20          11.71                938
                                                                              2011   11.71          12.73                  0


                                     FFA-83
<

                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
MetLife Asset Allocation 20 Investment Division (formerly MetLife
Conservative Allocation Investment Division (Class A)) (5/1/2005)............. 2005    9.99          10.34                 15
                                                                               2006   10.34          10.99                 75
                                                                               2007   10.99          11.51                297
                                                                               2008   11.51           9.79                332
                                                                               2009    9.79          11.71                380
                                                                               2010   11.71          12.80                464
                                                                               2011   12.80          13.12                490
                                                                               2012   13.12          14.23                628
                                                                               2013   14.23          14.74                447
                                                                               2014   14.74          15.29                463
MetLife Asset Allocation 40 Investment Division (formerly MetLife
Conservative to Moderate Allocation Investment Division (Class A))
(5/1/2005).................................................................... 2005    9.99          10.57                 33
                                                                               2006   10.57          11.49                223
                                                                               2007   11.49          11.96                430
                                                                               2008   11.96           9.31                529
                                                                               2009    9.31          11.44                691
                                                                               2010   11.44          12.67              1,045
                                                                               2011   12.67          12.71              1,289
                                                                               2012   12.71          14.07              1,481
                                                                               2013   14.07          15.49              1,576
                                                                               2014   15.49          16.14              1,771
MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate
Allocation Investment Division (Class A)) (5/1/2005).......................... 2005    9.99          10.79                117
                                                                               2006   10.79          11.99                589
                                                                               2007   11.99          12.42              1,302
                                                                               2008   12.42           8.80              1,718
                                                                               2009    8.80          11.06              2,113
                                                                               2010   11.06          12.44              2,409
                                                                               2011   12.44          12.18              2,647
                                                                               2012   12.18          13.69              3,048
                                                                               2013   13.69          16.04              3,373
                                                                               2014   16.04          16.74              3,493
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013).................... 2013   11.89          13.60                 27
                                                                               2014   13.60          13.57                  0
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)........ 2008    9.99           7.05                  3
                                                                               2009    7.05           8.98                 14
                                                                               2010    8.98           9.79                 16
                                                                               2011    9.79           9.53                 23
                                                                               2012    9.53          10.96                 30
                                                                               2013   10.96          11.82                  0
MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate
to Aggressive Allocation Investment Division (Class A)) (5/1/2005)............ 2005    9.99          11.02                 51
                                                                               2006   11.02          12.50                574
                                                                               2007   12.50          12.90              1,213
                                                                               2008   12.90           8.31              1,607
                                                                               2009    8.31          10.65              2,142
                                                                               2010   10.65          12.12              2,566
                                                                               2011   12.12          11.58              2,806
                                                                               2012   11.58          13.29              3,038
                                                                               2013   13.29          16.39              3,170
                                                                               2014   16.39          17.14              3,177
MetLife Mid Cap Stock Index Investment Division (Class A)..................... 2005   13.48          14.99                872
                                                                               2006   14.99          16.35              1,291
                                                                               2007   16.35          17.46              1,299
                                                                               2008   17.46          11.04              1,269
                                                                               2009   11.04          14.98              1,296
                                                                               2010   14.98          18.74              1,260
                                                                               2011   18.74          18.21              1,189
                                                                               2012   18.21          21.22              1,127
                                                                               2013   21.22          27.99              1,105
                                                                               2014   27.99          30.36              1,043
MetLife Stock Index Investment Division (Class A)............................. 2005   41.29          42.80              4,020
                                                                               2006   42.80          48.96              4,043
                                                                               2007   48.96          51.03              3,746
                                                                               2008   51.03          31.80              3,367
                                                                               2009   31.80          39.76              3,167
                                                                               2010   39.76          45.23              3,028
                                                                               2011   45.23          45.63              2,563
                                                                               2012   45.63          52.32              2,280
                                                                               2013   52.32          68.43              2,035
                                                                               2014   68.43          76.84              1,886


                                     FFA-84
<

                                                                                                                   NUMBER OF
                                                                                    BEGINNING OF                  ACCUMULATION
                                                                                        YEAR        END OF YEAR   UNITS END OF
                                                                                    ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
MFS(R) Research International Investment Division* (Class A)............... 2005   11.90          13.77                158
                                                                            2006   13.77          17.31                383
                                                                            2007   17.31          19.48                428
                                                                            2008   19.48          11.14              2,486
                                                                            2009   11.14          14.56              2,360
                                                                            2010   14.56          16.11              2,133
                                                                            2011   16.11          14.29              1,816
                                                                            2012   14.29          16.56              1,669
                                                                            2013   16.56          19.62              1,525
                                                                            2014   19.62          18.12              1,391
MFS(R) Total Return Investment Division (Class A).......................... 2005   36.38          37.16              1,466
                                                                            2006   37.16          41.31              1,337
                                                                            2007   41.31          42.71              1,233
                                                                            2008   42.71          32.94              1,056
                                                                            2009   32.94          38.70                960
                                                                            2010   38.70          42.20                890
                                                                            2011   42.20          42.81                759
                                                                            2012   42.81          47.32                705
                                                                            2013   47.32          55.78                655
                                                                            2014   55.78          60.03                598
MFS(R) Value Investment Division (Class A)................................. 2005   13.65          13.33              1,123
                                                                            2006   13.33          15.60              1,335
                                                                            2007   15.60          14.87              1,284
                                                                            2008   14.87           9.80              1,059
                                                                            2009    9.80          11.73              1,035
                                                                            2010   11.73          12.95              1,023
                                                                            2011   12.95          12.93                953
                                                                            2012   12.93          14.95                867
                                                                            2013   14.95          20.10              1,032
                                                                            2014   20.10          22.06              1,001
MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
Investment Division (Class E))............................................. 2005   27.67          30.29                 41
                                                                            2006   30.29          33.54                 62
                                                                            2007   33.54          34.57                 64
                                                                            2008   34.57          20.87                 58
                                                                            2009   20.87          25.16                 54
                                                                            2010   25.16          28.51                 55
                                                                            2011   28.51          26.47                 47
                                                                            2012   26.47          30.30                 43
                                                                            2013   30.30          33.42                  0
MFS(R) Value Investment Division (Class A) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008).......................... 2008    9.99           6.62                  3
                                                                            2009    6.62           8.19                 26
                                                                            2010    8.19           9.00                 54
                                                                            2011    9.00           8.87                 60
                                                                            2012    8.87          10.01                 69
                                                                            2013   10.01          10.98                  0
Morgan Stanley Mid Cap Growth Investment Division (Class A)................ 2010   14.24          16.61              2,835
                                                                            2011   16.61          15.36              2,434
                                                                            2012   15.36          16.67              2,175
                                                                            2013   16.67          23.00              1,907
                                                                            2014   23.00          23.08              1,704
Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly FI
Mid Cap Opportunities Investment Division (Class A))....................... 2005   17.57          18.61              3,336
                                                                            2006   18.61          20.62              3,690
                                                                            2007   20.62          22.13              3,422
                                                                            2008   22.13           9.80              3,029
                                                                            2009    9.80          12.99              2,939
                                                                            2010   12.99          14.09                  0
MSCI EAFE(R) Index Investment Division (Class A)........................... 2005   11.70          13.13              1,045
                                                                            2006   13.13          16.35              1,481
                                                                            2007   16.35          17.95              1,506
                                                                            2008   17.95          10.30              1,490
                                                                            2009   10.30          13.13              1,526
                                                                            2010   13.13          14.07              1,493
                                                                            2011   14.07          12.19              1,387
                                                                            2012   12.19          14.29              1,265
                                                                            2013   14.29          17.26              1,188
                                                                            2014   17.26          16.07              1,172


                                     FFA-85
<

                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class A)........................ 2005   18.66          19.25                990
                                                                               2006   19.25          22.26              1,299
                                                                               2007   22.26          21.29              1,187
                                                                               2008   21.29          12.99              1,045
                                                                               2009   12.99          14.56                922
                                                                               2010   14.56          17.54                861
                                                                               2011   17.54          18.38                802
                                                                               2012   18.38          20.04                696
                                                                               2013   20.04          27.49                677
                                                                               2014   27.49          27.24                590
Neuberger Berman Genesis Investment Division (Class A) (formerly MLA Mid
Cap Investment Division (Class E))............................................ 2005   13.81          14.81                 78
                                                                               2006   14.81          16.83                 98
                                                                               2007   16.83          16.23                119
                                                                               2008   16.23           9.93                121
                                                                               2009    9.93          13.47                117
                                                                               2010   13.47          16.42                312
                                                                               2011   16.42          15.41                287
                                                                               2012   15.41          16.09                111
                                                                               2013   16.09          17.48                  0
Oppenheimer Global Equity Investment Division* (Class A)...................... 2005   15.55          17.91              1,404
                                                                               2006   17.91          20.68              1,700
                                                                               2007   20.68          21.82              1,597
                                                                               2008   21.82          12.89              1,449
                                                                               2009   12.89          17.92              1,379
                                                                               2010   17.92          20.63              1,289
                                                                               2011   20.63          18.75              1,158
                                                                               2012   18.75          22.57              1,059
                                                                               2013   22.57          28.50                962
                                                                               2014   28.50          28.93                857
Oppenheimer Global Equity Investment Division (Class A) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2008    9.99           6.59                  8
                                                                               2009    6.59           8.65                 20
                                                                               2010    8.65           9.23                 16
                                                                               2011    9.23           8.51                 25
                                                                               2012    8.51          10.30                 30
                                                                               2013   10.30          10.97                  0
PIMCO Inflation Protected Bond Investment Division (Class E) (5/1/2006)....... 2006   11.17          11.32                 11
                                                                               2007   11.32          12.43                 42
                                                                               2008   12.43          11.49                328
                                                                               2009   11.49          13.45                478
                                                                               2010   13.45          14.37                523
                                                                               2011   14.37          15.83                673
                                                                               2012   15.83          17.13                806
                                                                               2013   17.13          15.41                652
                                                                               2014   15.41          15.74                551
PIMCO Total Return Investment Division (Class A).............................. 2005   12.38          12.56                978
                                                                               2006   12.56          13.04              1,318
                                                                               2007   13.04          13.93              1,307
                                                                               2008   13.93          13.89              1,436
                                                                               2009   13.89          16.29              1,580
                                                                               2010   16.29          17.50              1,749
                                                                               2011   17.50          17.93              1,605
                                                                               2012   17.93          19.46              1,628
                                                                               2013   19.46          18.94              1,569
                                                                               2014   18.94          19.61              1,379
Russell 2000(R) Index Investment Division (Class A)........................... 2005   16.21          16.78                955
                                                                               2006   16.78          19.61              1,305
                                                                               2007   19.61          19.13              1,234
                                                                               2008   19.13          12.60              1,191
                                                                               2009   12.60          15.73              1,207
                                                                               2010   15.73          19.78              1,203
                                                                               2011   19.78          18.79              1,040
                                                                               2012   18.79          21.66                934
                                                                               2013   21.66          29.73                851
                                                                               2014   29.73          30.94                786
SSGA Growth and Income ETF Investment Division (Class E) (5/1/2006)........... 2006   10.54          11.23                  3
                                                                               2007   11.23          11.74                 16
                                                                               2008   11.74           8.72                 16
                                                                               2009    8.72          10.80                 31
                                                                               2010   10.80          12.02                 58
                                                                               2011   12.02          12.05                 44
                                                                               2012   12.05          13.47                 78
                                                                               2013   13.47          15.10                114
                                                                               2014   15.10          15.85                128


                                     FFA-86
<

                                                                                                                NUMBER OF
                                                                                 BEGINNING OF                  ACCUMULATION
                                                                                     YEAR        END OF YEAR   UNITS END OF
                                                                                 ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------ ------ -------------- -------------- -------------
SSGA Growth ETF Investment Division (Class E) (5/1/2006)................ 2006   10.74          11.50                 12
                                                                         2007   11.50          12.04                 51
                                                                         2008   12.04           8.00                 64
                                                                         2009    8.00          10.25                 75
                                                                         2010   10.25          11.59                 78
                                                                         2011   11.59          11.26                 80
                                                                         2012   11.26          12.84                 70
                                                                         2013   12.84          15.04                 77
                                                                         2014   15.04          15.71                 81
T. Rowe Price Large Cap Growth Investment Division (Class A)............ 2005   12.58          13.28                666
                                                                         2006   13.28          14.90                883
                                                                         2007   14.90          16.14                844
                                                                         2008   16.14           9.29                777
                                                                         2009    9.29          13.20                783
                                                                         2010   13.20          15.31                793
                                                                         2011   15.31          15.00                730
                                                                         2012   15.00          17.68                734
                                                                         2013   17.68          24.37                901
                                                                         2014   24.37          26.34                880
T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
RCM Technology Investment Division (Class A))........................... 2005    5.41           5.97                188
                                                                         2006    5.97           6.23                274
                                                                         2007    6.23           8.13                474
                                                                         2008    8.13           4.49                358
                                                                         2009    4.49           7.08                395
                                                                         2010    7.08           9.00                451
                                                                         2011    9.00           8.04                402
                                                                         2012    8.04           8.95                343
                                                                         2013    8.95           9.39                  0
T. Rowe Price Mid Cap Growth Investment Division (Class A).............. 2005    7.44           8.47                544
                                                                         2006    8.47           8.94                857
                                                                         2007    8.94          10.44                939
                                                                         2008   10.44           6.24                916
                                                                         2009    6.24           9.02                959
                                                                         2010    9.02          11.44                942
                                                                         2011   11.44          11.18                883
                                                                         2012   11.18          12.62                870
                                                                         2013   12.62          17.12                937
                                                                         2014   17.12          19.17                965
T. Rowe Price Small Cap Growth Investment Division (Class A)............ 2005   13.86          15.24              1,483
                                                                         2006   15.24          15.68              1,799
                                                                         2007   15.68          17.07              1,624
                                                                         2008   17.07          10.78              1,479
                                                                         2009   10.78          14.85              1,453
                                                                         2010   14.85          19.84              1,455
                                                                         2011   19.84          20.01              1,253
                                                                         2012   20.01          23.02              1,142
                                                                         2013   23.02          32.97              1,078
                                                                         2014   32.97          34.92                964
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A)...................................................... 2005   21.18          21.58                178
                                                                         2006   21.58          22.46                252
                                                                         2007   22.46          23.14                278
                                                                         2008   23.14          19.48                248
                                                                         2009   19.48          25.52                271
                                                                         2010   25.52          28.50                311
                                                                         2011   28.50          29.97                309
                                                                         2012   29.97          33.10                390
                                                                         2013   33.10          33.15                400
                                                                         2014   33.15          34.63                416
Western Asset Management U.S. Government Investment Division (Class A).. 2005   16.92          17.05                196
                                                                         2006   17.05          17.59                275
                                                                         2007   17.59          18.18                326
                                                                         2008   18.18          17.95                348
                                                                         2009   17.95          18.55                320
                                                                         2010   18.55          19.44                286
                                                                         2011   19.44          20.32                258
                                                                         2012   20.32          20.81                246
                                                                         2013   20.81          20.46                211
                                                                         2014   20.46          20.84                197


                                     FFA-87
<

                                                                                                                  NUMBER OF
                                                                                   BEGINNING OF                  ACCUMULATION
                                                                                       YEAR        END OF YEAR   UNITS END OF
                                                                                   ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
WMC Balanced Investment Division (formerly BlackRock Diversified
Investment Division (Class A))............................................ 2005    43.58          44.49              919
                                                                           2006    44.49          48.71              975
                                                                           2007    48.71          51.10              899
                                                                           2008    51.10          38.07              798
                                                                           2009    38.07          44.23              751
                                                                           2010    44.23          48.04              655
                                                                           2011    48.04          49.41              541
                                                                           2012    49.41          55.00              495
                                                                           2013    55.00          65.70              453
                                                                           2014    65.70          71.95              429
WMC Core Equity Opportunities Investment Division (formerly Davis
Venture Value Investment Division (Class A)).............................. 2005    32.99          36.04              326
                                                                           2006    36.04          40.91              470
                                                                           2007    40.91          42.38              486
                                                                           2008    42.38          25.46              473
                                                                           2009    25.46          33.29              451
                                                                           2010    33.29          36.94              423
                                                                           2011    36.94          35.11              391
                                                                           2012    35.11          39.26              370
                                                                           2013    39.26          52.00              343
                                                                           2014    52.00          56.99              312
WMC Large Cap Research Investment Division (formerly BlackRock Large
Cap Core Investment Division (Class A) and before that BlackRock Large Cap
Investment Division (Class A))............................................ 2005    70.82          72.67              905
                                                                           2006    72.67          82.15              829
                                                                           2007    82.15          86.35                0
WMC Large Cap Research Investment Division* (formerly BlackRock Large
Cap Core Investment Division (Class A))................................... 2007    85.63          86.77              758
                                                                           2008    86.77          54.05              654
                                                                           2009    54.05          63.94              604
                                                                           2010    63.94          71.41              545
                                                                           2011    71.41          71.12              473
                                                                           2012    71.12          80.08              418
                                                                           2013    80.08         106.77              386
                                                                           2014   106.77         120.52              355


------------

* We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the WMC Large Cap Research Portfolio, the Oppenheimer Global Equity Investment Division and MFS(R) Research International Investment Division (Class A).



The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.

The assets of the FI Value Leaders Investment Division (Class E) of the Metropolitan Fund were merged into MFS(R) Value Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.

The assets of the Met/Franklin Mutual Shares Investment Division (Class B) of the Met Investors Fund were merged into MFS(R) Value Investment Division (Class
A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

The assets of the MLA Mid Cap Investment Division (Class E) of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.


                                     FFA-88
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The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

The assets of the Met/Templeton Growth Investment Division (Class B) of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division (Class A) of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

The assets of the Oppenheimer Capital Appreciation Investment Division (Class
E) of the Met Investors Fund were merged into the Jennison Growth Investment Division (Class A) of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

The assets of Legg Mason Value Equity Investment Division of the Met Investors Trust were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

The assets of FI Mid Cap Opportunities Investment Division were merged into the Morgan Stanley Mid Cap Growth Investment Division on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Met Investors Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

Effective April 28, 2008, the Fidelity Overseas Investment Division of the Fidelity(R)VIP Funds was replaced by the MFS Research International Division of the Met Investors Fund, and, is no longer available as a funding option.


The assets of BlackRock Large Cap Investment Division of the Metropolitan Fund were merged into the WMC Large Cap Research Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.


The assets of the MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.


The assets in Met/Putnam Voyager Investment Division were merged into Jennison Growth Investment Division prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.


Please see the Table of Expenses for more information.

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                                   APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                      PORTFOLIO/SERIES                      MARKETING NAME
----------------------------------------- ---------------------------------- -------------------------------------
American Funds Insurance Series(R)        Bond Fund                          American Funds Bond Fund
American Funds Insurance Series(R)        Global Small Capitalization Fund   American Funds Global Small
                                                                             Capitalization Fund
American Funds Insurance Series(R)        Growth-Income Fund                 American Funds Growth-Income
                                                                             Fund
American Funds Insurance Series(R)        Growth Fund                        American Funds Growth Fund
Fidelity(R) Variable Insurance Products   Investment Grade Bond Portfolio    Fidelity VIP Investment Grade Bond
                                                                             Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio            Fidelity VIP Equity-Income Portfolio
Fidelity(R) Variable Insurance Products   Growth Portfolio                   Fidelity VIP Growth Portfolio
Fidelity(R) Variable Insurance Products   Money Market Portfolio             Fidelity VIP Money Market Portfolio


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                                   APPENDIX D
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

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                                   APPENDIX E
--------------------------------------------------------------------------------
         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SERVICES
PRINCIPAL UNDERWRITER
CUSTODIAN
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
EXPERIENCE FACTOR
VARIABLE INCOME PAYMENTS
  ASSUMED INVESTMENT RETURN (AIR)
  AMOUNT OF INCOME PAYMENTS
  ANNUITY UNIT VALUE
  REALLOCATING PRIVILEGE
CALCULATING THE ANNUITY UNIT VALUE
  DETERMINING THE VARIABLE INCOME PAYMENT
ADVERTISEMENT OF THE SEPARATE ACCOUNT
VOTING RIGHTS
  DISREGARDING VOTING INSTRUCTIONS
TAXES
  NON-QUALIFIED ANNUITY CONTRACTS
  QUALIFIED ANNUITY CONTRACTS
  TYPES OF QUALIFIED ANNUITY CONTRACTS
  ERISA
  FEDERAL ESTATE TAXES
  GENERATION-SKIPPING TRANSFER TAX
  ANNUITY PURCHASE PAYMENT BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
WITHDRAWALS
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT
FINANCIAL STATEMENTS OF METLIFE



                                     FFA-92
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                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Metropolitan Life Separate Account E

     [ ] Metropolitan Series Fund

     [ ] Met Investors Series Trust

     [ ] American Funds Insurance Series(R)

     [ ] Calvert Variable Series, Inc.

     [ ] Fidelity Variable Insurance Products Funds

     [ ] I have changed my address. My current address is:


                                           Name --------------------------------
-------------------------------------
  (Contract Number)
                                           Address -------------------------------

-------------------------------------      -------------------------------------
   (Signature)                                                                  zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342


                                     FFA-93

                      METROPOLITAN LIFE INSURANCE COMPANY


                     METROPOLITAN LIFE SEPARATE ACCOUNT E


                       PREFERENCE PLUS(Reg. TM) ACCOUNT


            PREFERENCE PLUS(Reg. TM) ACCOUNT FOR ENHANCED CONTRACTS

                   ENHANCED PREFERENCE PLUS(Reg. TM) ACCOUNT
                                      AND
                           FINANCIAL FREEDOM ACCOUNT


      GROUP AND INDIVIDUAL DEFERRED ANNUITY AND INCOME ANNUITY CONTRACTS


                      STATEMENT OF ADDITIONAL INFORMATION


                                FORM N-4 PART B


                                  MAY 1, 2015

This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectuses for Preference Plus(Reg. TM) Account, Preference Plus(Reg. TM) Account for Enhanced Contracts, Enhanced Preference Plus(Reg. TM) Account and Financial Freedom Account Deferred Annuities and Income Annuities, and should be read in conjunction with the Prospectuses. Copies of the Prospectuses may be obtained from Metropolitan Life Insurance Company, P.O. Box 10342, Des Moines, IA 50306-0342.

Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the Section titled "Important Terms You Should Know" of the Prospectuses for Preference Plus(Reg. TM) Account, Preference Plus(Reg. TM) Account for Enhanced Contracts, Enhanced Preference Plus(Reg. TM) Account and Financial Freedom Account Variable Annuity Contracts dated May 1, 2015.


                               TABLE OF CONTENTS


                                                           PAGE
                                                          -----
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............    2
SERVICES.................................................    2
PRINCIPAL UNDERWRITER....................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........    2
EXPERIENCE FACTOR........................................    3
VARIABLE INCOME PAYMENTS.................................    3
CALCULATING THE ANNUITY UNIT VALUE.......................    4
ADVERTISEMENT OF THE SEPARATE ACCOUNT....................    6
VOTING RIGHTS............................................    8
TAXES....................................................    9
WITHDRAWALS..............................................   11
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.............    1
FINANCIAL STATEMENTS OF METLIFE..........................  F-1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                    SERVICES

FAScore LLC ("Fascore"), which has its principal office at 8525 East Orchard Road, Greenwood Village, Colorado 80111, provides recordkeeping services to us in connection with our administration of the Enhanced Preference Plus Account and Financial Freedom Account Contract. Fascore is not affiliated with us, the Separate Account or any of our affiliates, including the Contract's principal underwriter, MetLife Investors Distribution Company ("MLIDC"). We pay Fascore for its services an annual base fee and/or annual per participant charge for each plan account under the Contract. Fascore also charges us for each loan taken under the Contract a loan initiation fee and loan maintenance fee. We paid Fascore for record keeping services $639,516 for the Enhanced Preference Plus Account Contract and $792,462 for the Financial Freedom Account Contract in 2014. We paid Fascore for record keeping services $498,072 for the Enhanced Preference Plus Account Contract and $528,757 for the Financial Freedom Account Contract in 2013. We paid Fascore for recordkeeping services $644,168 for the Enhanced Preference Plus Account Contract and $529,647 for the Financial Freedom Account in 2012.


                             PRINCIPAL UNDERWRITER

MLIDC serves as principal underwriter for the Separate Account and the Contracts. Preference Plus(Reg. TM) Account Deferred and Income Annuities and Enhanced Preference Plus Account Deferred Annuities and Income Annuities, Preference Plus(Reg. TM) Account for Enhanced Contracts Deferred and Income Annuities and Enhanced Preference Plus Account Deferred Annuities and Income Annuities are no longer offered. However, contract owners and participants may still make purchase payments, and participants may still enroll under issued group Contracts. The offering of all other Contracts available under this registration statement is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.

CUSTODIAN

Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the Prospectus (see "Who Sells the Deferred Annuities"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS
------------------------


              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2014........$100,536,070                    $0
 2013........$150,530,898                    $0
 2012........$201,775,422                    $0

                               EXPERIENCE FACTOR

We use the term "experience factor" to describe investment performance for an Investment Division. We calculate Accumulation Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the `Valuation Period". We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred.

The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period not to exceed ..000034035 (the daily equivalent of an effective annual rate of 1.25%) for certain Deferred Annuities and Income Annuities and for certain other Deferred Annuities and Income Annuities .000025905 (the daily equivalent of an effective annual rate of .95%).


                            VARIABLE INCOME PAYMENTS

"Variable income payments" include variable income payments made under the Deferred Annuities and Income Annuities.

ASSUMED INVESTMENT RETURN (AIR)


The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 3% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS


The cash You receive periodically from an Investment Division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The Income Annuity specifies the dollar amount of the initial variable income payment for each Investment Division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age and/or sex (where permitted) of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains fixed for the duration of the Contract (if no reallocations are made).

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the annuitant will not be less than the payment produced by the then current Fixed Income Option purchase rates, which will not be less than current rates. The purpose of this provision is to assure the annuitant that, at retirement, if the current Fixed Income Option purchase rates are significantly more favorable than the rates guaranteed by a Deferred Annuity, the annuitant will be given the benefit of the higher rates.

ANNUITY UNIT VALUE


The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

REALLOCATION PRIVILEGE


Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Investment Divisions or other funds to generate your income payments.

When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

   o First, we update the income payment amount to be reallocated from the Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option for the Income Annuity on the date of your reallocation;

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

Here are examples of the effect of a reallocation on the income payment:

   o Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 - ($125 - $100) or $50, and your income payment supported by Investment Division A will be decreased by $40.

   o Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, your income payment supported by Investment Division B will be increased by $40 and your income payment supported by Investment Division A will be decreased by $40.


                       CALCULATING THE ANNUITY UNIT VALUE

We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period.' We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity

Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go down.

To calculate an Annuity Unit Value, we first adjust the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.


               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE


  1.    Annuity Unit Value, beginning of period...................   $10.20
  2.    "Experience factor" for period............................     1.023558
  3.    Daily adjustment for 3% Assumed Investment Return.........   1.0000809863
  4.    (2) - (3).................................................     1.023475
  5.    Annuity Unit Value, end of period (1) - (4)...............   $10.44

                        ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed


   1.    Number of Accumulation Units as of Annuity Date.............................................    1,500.00
   2.    Accumulation Unit Value.....................................................................   $    11.80
   3.    Accumulation Value of the Deferred Annuity (1) - (2)........................................   $17,700.00
   4.    First monthly income payment per $1,000 of Accumulation Value...............................   $     5.52
   5.    First monthly income payment (3) - (4) - 1,000..............................................   $    97.70
   6.    Assume Annuity Unit Value as of Annuity Date equal to (see Illustration of Calculation of
         Annuity Unit Value above)...................................................................   $    10.80
   7.    Number of Annuity Units (5) - (6)...........................................................     9.04630
   8.    Assume Annuity Unit Value for the second month equal to (10 days prior to payment)..........   $    10.97
   9.    Second monthly Annuity Payment (7) - (8)....................................................   $    99.24
  10.    Assume Annuity Unit Value for third month equal to..........................................   $    10.53
  11.    Next monthly Annuity Payment (7) - (10).....................................................   $    95.26

DETERMINING THE VARIABLE INCOME PAYMENT


Variable income payments can go up or down based upon the investment performance of the Investment Divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Investment Divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Investment Divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Investment Divisions.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

From time to time we advertise the performance of various Separate Account Investment Divisions. For the money market Investment Divisions, this performance will be stated in terms of "yield" and "effective yield." For the other Investment Divisions, this performance will be stated in terms of either yield, "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The yield of the money market Investment Divisions refers to the income generated by an investment in the Investment Division over a seven-day period, which will be specified in the advertisement. This income is then annualized, by assuming that the same amount of income is generated each week over a 52-week period, and the total income is shown as a percentage of the investment. The effective yield is similarly calculated; however, when annualized, the earned income in the Investment Division is assumed to be reinvested. Thus, the effective yield figure will be slightly higher than the yield figure because of the former's compounding effect. Other yield figures quoted in advertisements, that is those other than the money market Investment Divisions, will refer to the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2 [(a-b/cd + 1)6 + 1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentage and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield, change in Accumulation Unit Value and effective yield figures do not reflect the possible imposition of an Early Withdrawal Charge for the Deferred Annuities and certain Enhanced Deferred Annuities, of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Change in Accumulation Unit Value is expressed by this formula [UV1/UV0 (annualization factor)] + 1, where UV1 represents the current unit value and UV0 represents the prior unit value. The annualization factor can be either (1/number of years) or 365/number of days). Average annual total return calculations ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable Early Withdrawal Charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and Early Withdrawal Charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity.

Enhanced Preference Plus, Enhanced VestMet and Financial Freedom Deferred Annuities and Enhanced Preference Plus and Financial Freedom Account Income Annuities performance figures vary from other Preference Plus and VestMet Deferred Annuities and Income Annuities as a result of reduced Separate Account charges. Performance may be calculated based upon historical performance of the underlying performance Portfolios of the Metropolitan Fund, Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio, the Fidelity VIP Funds, Met Investors Fund and American Funds and may assume that certain Deferred Annuities were in existence prior to their inception date.

After the inception date, actual accumulation unit or annuity unit data is used.

Historical performance information should not be relied on as a guarantee of future performance results.

Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Investment Divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex-U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Barclays U.S. Aggregate Bond Index, the Barclays U.S. Credit Index, the Barclays U.S. Government/Credit 1-3 Year Index, the Barclays U.S. TIPS Index, the Barclays U.S. Universal Index, the Barclays U.S. Government Bond Index, the Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

Performance may be shown for certain investment strategies that are made available under certain Deferred Annuities. The first is the "Equity Generator." Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. The second technique is the "Equalizer(SM)." Under this strategy, once during a specified period (i.e., monthly, quarterly), a transfer is made from the MetLife Stock Index Division or the BlackRock Aggressive Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the MetLife Stock Index Division or BlackRock Aggressive Growth Division in order to make the account and the division equal in value. The third strategy is the "Index Selector(SM)". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Barclays Capital Aggregate Bond Index, MetLife Stock Index, MSCI EAFE(Reg. TM) Index, Russell 2000(Reg. TM) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account in order to bring the percentage of the total Account Balance in each of these Investment Divisions and Fixed Interest Account back to the current allocation of your choice of one of several asset allocation models: The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return," "Aggressive Equalizer Return" or "Index Selector Return" for each asset allocation model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator, Equalizer and Index Selector investment strategies using other Investment Divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or Investment Divisions.

We may state performance for the Investment Divisions of the Income Annuities which reflect deduction of the insurance-related charge (Separate Account charge) and investment-related charge, when accompanied by the annualized change in Annuity Unit Value.

Past performance is no guarantee of future results.

Historical performance information should not be relied on as a guarantee of future performance results.

An illustration should not be replied upon as a guarantee of future results.

                                 VOTING RIGHTS

In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities or Income Annuities described in the Prospectuses) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in the corresponding Investment Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

Accordingly, You have voting interests under all the Deferred Annuities or Income Annuities described in the Prospectuses. The number of shares held in each Separate Account Investment Division deemed attributable to You is determined by dividing the value of accumulation or annuity units attributable to You in that Investment Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account Investment Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.

Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities and Income Annuities described in the Prospectuses) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account Investment Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or your Income Annuity, in your sole discretion.

Under the Keogh Deferred Annuities and the Enhanced Unallocated Keogh Deferred Annuity, participants may instruct You to give us instructions regarding shares deemed attributable to their respective contributions. Under the Keogh Deferred Annuities and the Enhanced Unallocated Keogh Deferred Annuity, we will provide You with the number of copies of voting instruction soliciting materials that You may furnish such materials to participants who may give You voting instructions.

Under Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefit plans and the TSA Deferred Annuities and Income Annuities under which the employer retains all rights, we will provide You with the number of copies of voting instruction soliciting materials that You request so that You may furnish such materials to participants who may give You voting instructions.

Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

DISREGARDING VOTING INSTRUCTIONS


MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's, Calvert Variable Series', Fidelity VIP Funds', Met Investors Fund's or American Funds'(Reg. TM) boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.


                                     TAXES

Non-Qualified Annuity Contracts

Diversification

In order for your non-qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.

Changes to Tax Rules and Interpretations

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.

We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under federal tax law and to protect You and other Contract owners in the Investment Divisions from adverse tax consequences.

The 3.8 % investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:


 CAPITAL GAINS   DIVIDENDS   OTHER
     23.8%        43.4%     43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Additional information regarding 457(b) plans

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if You die before You receive any payments under the annuity or if You die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

(a)Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b)Make certain withdrawals under plans for which a qualified consent is required;

(c)Name someone other than the spouse as your beneficiary; or

(d)Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Comparison of Plan Limits for Individual Contributions:


     PLAN TYPE       ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
  IRA               $ 5,500                 $1,000
  SIMPLE            $12,000                 $2,500
  401(k)            $18,000                 $6,000
  SEP/401(a)                 (Employer contributions only)
  403(b) (TSA)      $18,000                 $6,000
  457(b)            $18,000                 $6,000

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


                                  WITHDRAWALS

We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at your Administrative Office, but we may delay payment as permitted by law, under certain circumstances. (See "Valuation -- Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Interest Account for the period permitted by law, but for not more than six months.